UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

31 West 52nd Street, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 416-944-6949

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

ANNUAL REPORT

October 31, 2012

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

TDAM Municipal Portfolio

–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.
EXECUTIVE OFFICERS Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent TD Ameritrade Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

2

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Financial markets gained during the fiscal year ended October 31, 2012, with both equity and bond markets generating positive returns. Stock markets were volatile as investors remained apprehensive about the  sovereign debt crisis in Europe and slowing global growth. However, equity investors anticipated strong central bank responses, and amid easing monetary policies, they took advantage of attractive valuations, boosting stocks over the fiscal year. American stocks were strong as the S&P 500 Index advanced 15.2% over the 12 months. All ten of the Index’s sectors gained, led by Telecommunication Services, Health Care, and Consumer Discretionary.

In terms of fixed income, yields on government bonds remained near historical lows as economic and fiscal concerns lingered. Indeed, sovereign yields in some safe havens, such as Germany, turned negative during the year. Despite rising in the final quarter, U.S. Treasury yields remain below where they started the fiscal year. As yields declined, government bond prices rose, finishing the 12 months in positive territory. Similarly, corporate bond prices also rose over the period as their yields declined. In spite of the decline in yields, corporates still offer a relative yield advantage over government bonds.

The U.S. Federal Reserve (the “Fed”) maintained a highly accommodative stance as it tried to facilitate sustainable economic growth. In January, it announced its plan to keep interest rates in the current zero to 0.25% range until late 2014. In June, the Fed extended its Operation Twist through the end of this year. Operation Twist replaces shorter-term Treasury securities with longer-term ones, which reduces long-term interest rates. In September, the Fed announced its third round of quantitative easing (“QE3”) — an open-ended plan to buy $40 billion worth of mortgage-backed securities per month in an attempt to stimulate enough economic growth to meaningfully lower the unemployment rate. QE3, Operation Twist and the Fed’s existing policy of reinvesting principal payments into mortgage-backed securities are expected to increase the Fed’s long-term holdings by $85 billion per month.

In addition to announcing QE3, in September the Fed pledged to offer further stimulus measures as needed to improve employment. It also further extended the date for maintaining the zero to 0.25% interest rate range, moving it to the middle of 2015 and commenting that it feels it will be necessary to continue to remain accommodative even once the economic recovery takes hold.

The U.S. economy grew at an annualized rate of 2.0% in the third quarter of 2012, up from its 1.3% rate in the second quarter. Jobs growth exceeded expectations in October, with 171,000 new jobs added to the economy. In October, the unemployment rate fell to 7.8%, which represents its lowest level since President Obama took office. The unemployment rate is currently 7.9%.

Meanwhile, manufacturing continued to expand in October, as the Institute of Supply Management Manufacturing Index registered a reading of 51.7 (50 marks the mid-point between contraction and expansion). Headline inflation rose 0.1% in October, and the year-over-year headline inflation rate is currently 2.2%. The core rate rose 0.2% in October, and the annualized core rate is currently 2.0%. Inflation currently seems to be contained.

With concern over the upcoming fiscal cliff and the Fed aggressively pushing economic growth, the performance of the U.S. dollar was mixed against a basket of currencies. It declined against the British pound and Canadian dollar but rose against the euro and the Japanese yen.

3

Looking Ahead

As the new fiscal year gets underway, we remain in a period of persistently slow economic growth and low investment returns. We continue to be mindful of macro economic factors, including elevated sovereign debt levels. While the probability of extreme economic and market outcomes remains a concern, high levels of central bank liquidity have somewhat tempered the significant downside risks presented by these situations. We anticipate that governments will maintain their accommodative stances for some time to come.

Performance Summary

In our TD Asset Management money market funds, our focus on preserving principal and liquidity continued to serve our investors well through this fiscal year’s low interest rate environment. Both corporate and Treasury bonds gained over the period. Treasury securities’ safe haven status made them attractive, while higher relative yields and strong company balance sheets supported corporate securities as they outperformed their government counterparts.

As always, we thank you for your business. We look forward to continuing to helping you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 6, 2012

Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD AMERITRADE Institutional at 1-800-431-3500 or Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

4

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2012 through October 31, 2012.)

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Annualized Expense Ratios 5/1/12 to 10/31/12	Expenses Paid During Period* 5/1/12 to 10/31/12
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.26%	$1.31
Hypothetical (5% Return before expenses)	1,000.00	1,023.83	0.26	1.32
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.26	1.31
Hypothetical (5% Return before expenses)	1,000.00	1,023.83	0.26	1.32
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.26	1.31
Hypothetical (5% Return before expenses)	1,000.00	1,023.83	0.26	1.32
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.26	1.31
Hypothetical (5% Return before expenses)	1,000.00	1,023.83	0.26	1.32
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.33	0.16	0.81
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.10	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.33	0.16	0.81
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.17	0.85
Hypothetical (5% Return before expenses)	1,000.00	1,024.28	0.17	0.87
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.17	0.85
Hypothetical (5% Return before expenses)	1,000.00	1,024.28	0.17	0.87
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.33	0.16	0.81
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.33	0.16	0.81
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.33	0.16	0.81
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.33	0.16	0.81
*	Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value for the period, multiplied by 184/366 (to reflect one-half year period)

6

TD ASSET MANAGEMENT USA FUNDS INC.

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2012, the Portfolio is designating the following items with regard to distributions paid during the year:

	Capital Gain Distribution	Ordinary Income Distribution	Tax-Exempt Income Distribution	Total	U.S. Government Interest(1)	Interest Related Dividends(2)	Short-Term Capital Gain Dividends(3)
TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	1.51%	99.14%	100.00%
TDAM U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	5.66%	99.95%	100.00%
TDAM Municipal Portfolio	0.00%	0.74%	99.26%	100.00%	0.00%	100.00%	0.00%
TDAM California Municipal Money Market Portfolio	0.00%	2.02%	97.98%	100.00%	0.00%	100.00%	0.00%
TDAM New York Municipal Money Market Portfolio	0.00%	8.34%	91.66%	100.00%	0.00%	98.45%	0.00%

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2012. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(2)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(3)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV and/or Form 1099-INT.

7

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2012 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

8

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2012 (Unaudited) (Continued)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2012 maximum federal tax rate of 35% for the Municipal Portfolio, 43.8% federal and state for the California Municipal Money Market Portfolio, and 42.1% federal and state for the New York Municipal Money Market Portfolio.

9

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

10

Statements of Assets and Liabilities

October 31, 2012

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements (Note 2)	$2,697,322,950	$861,416,188	$832,425,015	$318,563,099	$190,615,530
Investments in securities, at value	$2,408,234,950	$568,007,188	$832,425,015	$318,563,099	$190,615,530
Repurchase agreements, at value (Note 2)	289,088,000	293,409,000	—	—	—
TOTAL INVESTMENTS	2,697,322,950	861,416,188	832,425,015	318,563,099	190,615,530
Cash	—	—	38,432	25,966	—
Receivable for capital shares sold	7,998,284	12,228,579	6,875,560	2,516,711	1,289,957
Interest receivable	5,214,653	1,388,382	542,931	50,713	63,988
Prepaid expenses	393,159	26,686	26,338	26,065	19,029
TOTAL ASSETS	2,710,929,046	875,059,835	839,908,276	321,182,554	191,988,504
LIABILITIES
Payable for capital shares redeemed	13,883,413	15,652,487	4,333,492	3,120,481	1,041,833
Payable to Investment Manager and its affiliates (Note 3)	440,391	91,353	91,687	11,626	2,570
Dividends payable to shareholders	1,206	169	205	86	58
Payable to custodian	29	4	—	—	1,052
Other accrued expenses	254,250	99,491	97,065	56,060	43,532
TOTAL LIABILITIES	14,579,289	15,843,504	4,522,449	3,188,253	1,089,045
NET ASSETS	$2,696,349,757	$859,216,331	$835,385,827	$317,994,301	$190,899,459
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock, 31 billion, 14 billion, 10 billion, 8 billion and 4 billion shares authorized, respectively)	$2,696,307,987	$859,188,974	$835,385,569	$318,001,424	$190,937,823
Undistributed (distributions in excess of) net investment income	27,600	30,378	258	(459)	(1,244)
Accumulated net realized gains (losses) from security transactions	14,170	(3,021)	—	(6,664)	(37,120)
Net assets, at value	$2,696,349,757	$859,216,331	$835,385,827	$317,994,301	$190,899,459
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($763,978,680 ÷ 763,989,730 shares)	($571,744,334 ÷ 571,730,387 shares)	($408,553,612 ÷ 408,575,570 shares)	($162,970,959 ÷ 162,968,176 shares)	($95,350,947 ÷ 95,385,002 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($131,129,862 ÷ 131,136,778 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,280,470,145 ÷ 1,280,412,522 shares)	($287,471,997 ÷ 287,458,849 shares)	($426,832,215 ÷ 426,810,500 shares)	($155,023,342 ÷ 155,033,248 shares)	($95,548,512 ÷ 95,572,400 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($520,771,070 ÷ 520,768,956 shares)

Please see accompanying notes to financial statements

11

Statements of Operations

For the Year Ended October 31, 2012

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$7,015,781	$1,246,141	$1,482,962	$528,234	$253,447
EXPENSES
Distribution fees (Note 3)	12,226,745	4,193,765	4,092,343	1,538,264	810,765
Shareholder servicing fees (Note 3)	5,295,500	2,191,070	2,084,262	785,791	418,873
Transfer agent fees (Note 3)	2,593,325	876,416	833,693	314,312	167,547
Investment management fees (Note 3)	2,441,295	876,416	833,693	314,312	167,547
Directors' fees (Note 4)	29,396	29,396	29,396	29,396	29,396
Registration fees	1,281,555	96,870	90,584	54,581	50,533
Shareholder reports and mailing	338,404	98,109	60,137	29,936	22,245
Professional fees	159,942	86,077	97,585	71,531	63,349
Custody fees	82,510	39,351	60,005	31,290	20,875
Other expenses	170,037	51,348	53,962	25,519	17,782
TOTAL EXPENSES	24,618,709	8,538,818	8,235,660	3,194,932	1,768,912
Fees waived /expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(17,871,177)	(7,380,514)	(6,836,267)	(2,698,202)	(1,532,264)
NET EXPENSES	6,747,532	1,158,304	1,399,393	496,730	236,648
NET INVESTMENT INCOME	268,249	87,837	83,569	31,504	16,799
NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	15,834	(3,022)	—	593	(36,531)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$284,083	$84,815	$83,569	$32,097	$(19,732)

Please see accompanying notes to financial statements

12

Statements of Changes in Net Assets

	TDAM MONEY MARKET PORTFOLIO		TDAM U.S. GOVERNMENT PORTFOLIO		TDAM MUNICIPAL PORTFOLIO
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$268,249	$1,961,775	$87,837	$322,852	$83,569	$167,656
Net realized gains (losses) from security transactions	15,834	141,447	(3,022)	2,690	—	348
Net increase in net assets from operations	284,083	2,103,222	84,815	325,542	83,569	168,004
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(77,807)	(763,196)	(56,535)	(183,327)	(40,879)	(96,186)
Premium Class	(16,659)	(77,292)	—	—	—	—
Class A	(120,504)	(690,945)	(31,302)	(139,546)	(42,690)	(71,470)
Select Class	(53,280)	(430,384)	—	—	—	—
From net realized gains
Investor Class	(23,894)	—	(1,817)	—	(412)	—
Premium Class	(5,197)	—	—	—	—	—
Class A	(33,369)	—	(1,066)	—	(436)	—
Select Class	(16,923)	—	—	—	—	—
Total dividends and distributions to shareholders	(347,633)	(1,961,817)	(90,720)	(322,873)	(84,417)	(167,656)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	1,879,120,308	6,739,760,716	3,088,787,895	4,093,722,212	953,470,366	1,064,968,421
Shares issued in reinvestment of dividends	76,243	724,639	55,581	178,058	39,618	92,909
Payments for shares redeemed	(1,980,347,297)	(8,256,137,866)	(3,080,735,858)	(4,342,322,550)	(952,644,138)	(1,118,549,356)
Net increase (decrease) in net assets from Investor Class shares	(101,150,746)	(1,515,652,511)	8,107,618	(248,422,280)	865,846	(53,488,026)
Premium Class:
Proceeds from shares sold	76,736,465	99,097,935	—	—	—	—
Shares issued in reinvestment of dividends	18,178	65,199	—	—	—	—
Payments for shares redeemed	(129,254,162)	(188,354,606)	—	—	—	—
Net decrease in net assets from Premium Class shares	(52,499,519)	(89,191,472)	—	—	—	—
Class A:
Proceeds from shares sold	5,747,089,974	11,176,333,961	1,547,971,684	3,371,067,665	1,544,392,941	1,726,447,356
Shares issued in reinvestment of dividends	117,742	667,643	30,054	133,425	41,286	67,845
Payments for shares redeemed	(5,625,468,256)	(12,056,647,305)	(1,639,669,332)	(3,663,756,273)	(1,530,561,371)	(1,632,887,999)
Net increase (decrease) in net assets from Class A shares	121,739,460	(879,645,701)	(91,667,594)	(292,555,183)	13,872,856	93,627,202
Select Class:
Proceeds from shares sold	2,192,983,815	6,371,751,198	—	—	—	—
Shares issued in reinvestment of dividends	51,366	410,026	—	—	—	—
Payments for shares redeemed	(2,310,986,127)	(7,076,662,029)	—	—	—	—
Net decrease in net assets from Select Class shares	(117,950,946)	(704,500,805)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(149,861,751)	(3,188,990,489)	(83,559,976)	(540,977,463)	14,738,702	40,139,176
TOTAL INCREASE (DECREASE) IN NET ASSETS	(149,925,301)	(3,188,849,084)	(83,565,881)	(540,974,794)	14,737,854	40,139,524
NET ASSETS:
Beginning of year	2,846,275,058	6,035,124,142	942,782,212	1,483,757,006	820,647,973	780,508,449
End of year	$2,696,349,757	$2,846,275,058	$859,216,331	$942,782,212	$835,385,827	$820,647,973
Undistributed (distributions in excess of) net investment income, end of year	$27,600	$(432)	$30,378	$(2)	$258	$—

Please see accompanying notes to financial statements

13

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$31,504	$60,193	$16,799	$33,107
Net realized gains (losses) from security transactions	593	—	(36,531)	(439)
Net increase (decrease) in net assets from operations	32,097	60,193	(19,732)	32,668
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(15,988)	(35,841)	(9,680)	(20,384)
Class A	(15,516)	(24,352)	(7,119)	(12,723)
Total dividends and distributions to shareholders	(31,504)	(60,193)	(16,799)	(33,107)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	363,430,685	467,847,334	250,419,747	248,752,165
Shares issued in reinvestment of dividends	15,497	34,956	9,360	19,795
Payments for shares redeemed	(355,425,260)	(484,365,520)	(247,260,616)	(248,799,078)
Net increase (decrease) in net assets from Investor Class shares	8,020,922	(16,483,230)	3,168,491	(27,118)
Class A:
Proceeds from shares sold	787,740,927	731,297,671	354,817,737	421,645,328
Shares issued in reinvestment of dividends	15,073	23,527	6,879	11,950
Payments for shares redeemed	(790,050,541)	(676,789,250)	(315,109,419)	(422,625,382)
Net increase (decrease) in net assets from Class A shares	(2,294,541)	54,531,948	39,715,197	(968,104)
Net increase (decrease) in net assets from capital share transactions	5,726,381	38,048,718	42,883,688	(995,222)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,726,974	38,048,718	42,847,157	(995,661)
NET ASSETS:
Beginning of year	312,267,327	274,218,609	148,052,302	149,047,963
End of year	$317,994,301	$312,267,327	$190,899,459	$148,052,302
Distributions in excess of net investment income, end of year	$(459)	$—	$(1,244)	$(3,718)

Please see accompanying notes to financial statements

14

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

TDAM Money Market Portfolio

	Investor Class
	2012		2011		2010	2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.002	0.024
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	(0.000)*
Total from operations	0.000	*	0.000	*	0.001	0.002	0.024
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.024)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.024)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%	0.24%	2.47%
Net assets end of year (000)	$763,979		$865,149		$2,380,748	$3,406,167	$8,105,457
Ratio of net expenses to average net assets	0.25%		0.20%		0.24%	0.65%	0.93%
Ratio of total expenses to average net assets	0.97%		0.92%		0.94%	0.99%	0.93%
Ratio of net investment income to average net assets	0.01%		0.03%		0.05%	0.29%	2.47%

TDAM Money Market Portfolio

	Premium Class
	2012		2011		2010	2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.003	0.028
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.001	0.003	0.028
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%	0.32%	2.81%
Net assets end of year (000)	$131,130		$183,634		$272,820	$432,395	$923,397
Ratio of net expenses to average net assets	0.25%		0.20%		0.24%	0.55%	0.60%
Ratio of total expenses to average net assets	0.63%		0.58%		0.61%	0.66%	0.60%
Ratio of net investment income to average net assets	0.01%		0.03%		0.05%	0.39%	2.80%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

15

Financial Highlights (continued)

TDAM Money Market Portfolio

	Class A
	2012		2011		2010	2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.002	0.023
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.001	0.002	0.023
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.023)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.002)	(0.023)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%	0.22%	2.39%
Net assets end of year (000)	$1,280,470		$1,158,756		$2,038,349	$2,829,856	$6,372,553
Ratio of net expenses to average net assets	0.25%		0.20%		0.24%	0.67%	1.01%
Ratio of total expenses to average net assets	1.05%		1.00%		1.02%	1.07%	1.01%
Ratio of net investment income to average net assets	0.01%		0.03%		0.05%	0.27%	2.32%

TDAM Money Market Portfolio

	Select Class
	2012		2011		2010	2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.003	0.028
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.001	0.003	0.028
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.028)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%	0.32%	2.80%
Net assets end of year (000)	$520,771		$638,736		$1,343,207	$1,737,197	$3,326,644
Ratio of net expenses to average net assets	0.25%		0.20%		0.24%	0.55%	0.61%
Ratio of total expenses to average net assets	0.65%		0.60%		0.62%	0.67%	0.61%
Ratio of net investment income to average net assets	0.01%		0.03%		0.05%	0.37%	2.55%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

16

Financial Highlights (continued)

TDAM U.S. Government Portfolio

	Investor Class
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.002	0.019
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.002	0.019
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.019)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.019)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.03%		0.18%	1.93%
Net assets end of year (000)	$571,744		$563,640		$812,061		$1,301,583	$2,957,140
Ratio of net expenses to average net assets	0.13%		0.14%		0.18%		0.40%	0.96%
Ratio of total expenses to average net assets	0.95%		0.92%		0.95%		0.97%	0.96%
Ratio of net investment income to average net assets	0.01%		0.02%		0.03%		0.22%	1.88%

TDAM U.S. Government Portfolio

	Class A
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.002	0.017
Net realized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000 *	0.001
Total from operations	0.000	*	0.000	*	0.000	*	0.002	0.018
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.018)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.018)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.03%		0.16%	1.85%
Net assets end of year (000)	$287,472		$379,142		$617,696		$1,448,840	$2,982,096
Ratio of net expenses to average net assets	0.13%		0.14%		0.18%		0.41%	1.04%
Ratio of total expenses to average net assets	1.03%		1.00%		1.03%		1.05%	1.04%
Ratio of net investment income to average net assets	0.01%		0.02%		0.03%		0.19%	1.67%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

17

Financial Highlights (continued)

TDAM Municipal Portfolio

	Investor Class
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.015
Net realized gains on investments	—		0.000	*	0.000	*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.015
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.015)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.015)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.04%		0.14%	1.55%
Net assets end of year (000)	$408,554		$407,688		$461,176		$513,920	$623,347
Ratio of net expenses to average net assets	0.17%		0.22%		0.29%		0.54%	1.02%
Ratio of total expenses to average net assets	0.95%		0.94%		0.98%		1.02%	1.02%
Ratio of net investment income to average net assets	0.01%		0.02%		0.03%		0.14%	1.55%

TDAM Municipal Portfolio

	Class A
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.014
Net realized gains on investments	—		0.000	*	0.000	*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.014
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Distributions from net realized gains	(0.000	)*	—		(0.000	)*	—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.04%		0.11%	1.46%
Net assets end of year (000)	$426,832		$412,960		$319,332		$305,829	$510,305
Ratio of net expenses to average net assets	0.17%		0.22%		0.29%		0.58%	1.10%
Ratio of total expenses to average net assets	1.03%		1.02%		1.06%		1.10%	1.10%
Ratio of net investment income to average net assets	0.01%		0.02%		0.03%		0.13%	1.43%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

18

Financial Highlights (continued)

TDAM California Municipal Money Market Portfolio

	Investor Class
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.014
Net realized gains (losses) on investments	0.000	*	—		(0.000	)*	—	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.014
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Distributions from net realized gains	—		—		—		—	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.03%		0.08%	1.42%
Net assets end of year (000)	$162,971		$154,950		$171,433		$186,565	$258,561
Ratio of net expenses to average net assets	0.16%		0.18%		0.22%		0.43%	1.00%
Ratio of total expenses to average net assets	0.98%		0.98%		0.99%		1.03%	1.00%
Ratio of net investment income to average net assets	0.01%		0.02%		0.03%		0.08%	1.42%

TDAM California Municipal Money Market Portfolio

	Class A
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.013
Net realized gains (losses) on investments	0.000	*	—		(0.000	)*	—	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.013
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.013)
Distributions from net realized gains	—		—		—		—	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.013)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.03%		0.06%	1.34%
Net assets end of year (000)	$155,023		$157,317		$102,786		$104,865	$152,766
Ratio of net expenses to average net assets	0.16%		0.18%		0.22%		0.44%	1.08%
Ratio of total expenses to average net assets	1.06%		1.05%		1.07%		1.11%	1.08%
Ratio of net investment income to average net assets	0.01%		0.02%		0.03%		0.06%	1.32%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

19

Financial Highlights (concluded)

TDAM New York Municipal Money Market Portfolio

	Investor Class
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.014
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	—	0.000 *
Total from operations	(0.000	)*	0.000	*	0.000	*	0.001	0.014
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Distributions from net realized gains	—		—		—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.014)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.02%		0.03%		0.07%	1.45%
Net assets end of year (000)	$95,351		$92,206		$92,234		$100,830	$129,654
Ratio of net expenses to average net assets	0.14%		0.17%		0.23%		0.48%	1.05%
Ratio of total expenses to average net assets	1.02%		1.03%		1.05%		1.12%	1.05%
Ratio of net investment income to average net assets	0.01%		0.02%		0.03%		0.07%	1.42%

TDAM New York Municipal Money Market Portfolio

	Class A
	2012		2011		2010		2009		2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.013
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	—		0.000 *
Total from operations	(0.000	)*	0.000	*	0.000	*	0.000	*	0.013
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.013)
Distributions from net realized gains	—		—		—		(0.000	)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.013)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.02%		0.03%		0.05%		1.37%
Net assets end of year (000)	$95,548		$55,846		$56,814		$69,795		$92,113
Ratio of net expenses to average net assets	0.14%		0.17%		0.23%		0.51%		1.13%
Ratio of total expenses to average net assets	1.10%		1.11%		1.13%		1.19%		1.13%
Ratio of net investment income to average net assets	0.01%		0.02%		0.03%		0.04%		1.35%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has ten series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On March 27, 2012, the Board of Directors approved the reclassification and designation of the shares of the five Portfolios as follows:

Authorized Shares
TDAM Money Market Portfolio
Investor Class	9 billion
Premium Class	4 billion
Class A	11 billion
Select Class	7 billion
TDAM U.S. Government Portfolio
Investor Class	8 billion
Class A	6 billion
TDAM Municipal Portfolio
Investor Class	5 billion
Class A	5 billion
TDAM California Municipal Money Market Portfolio
Investor Class	6 billion
Class A	2 billion
TDAM New York Municipal Money Market Portfolio
Investor Class	2 billion
Class A	2 billion

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

Effective May 1, 2012, the Portfolios adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Portfolios’ net assets.

As of October 31, 2012, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

For the fiscal year ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the fiscal year ended October 31, 2012, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the fiscal year ended October 31, 2012, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (the “Investment Manager”), a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”).

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

23

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

TDAM USA Inc. (the “Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

For the year ended October 31, 2012, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees and assumed certain expenses as follows:

	Investment Management Fees	Investment Management Fees Waived	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market Portfolio	$2,441,295	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$3,493,407	$3,493,407	$1,940,777	$1,924,789	$776,301	$144,622
Premium Class	N/A	N/A	606,665	603,553	83,104	30,019	83,104	235
Class A	N/A	N/A	6,372,330	6,372,330	3,005,811	2,979,116	1,202,308	213,766
Select Class	N/A	N/A	1,754,343	1,754,343	265,808	254,923	531,612	100,074
U.S. Government Portfolio	876,416	165,708	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	2,538,632	2,538,632	1,410,348	1,410,348	564,132	533,446
Class A	N/A	N/A	1,655,133	1,655,133	780,722	780,722	312,284	296,525
Municipal Portfolio	833,693	30,826	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,835,438	1,835,438	1,019,686	1,019,686	407,868	307,937
Class A	N/A	N/A	2,256,905	2,256,905	1,064,576	1,064,576	425,825	320,899
California Portfolio	314,312	88,944	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	717,839	717,839	398,798	398,798	159,518	144,836
Class A	N/A	N/A	820,425	820,425	386,993	386,993	154,794	140,367
New York Portfolio	167,547	135,938	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	434,508	434,508	241,393	241,393	96,556	96,042
Class A	N/A	N/A	376,257	376,257	177,480	177,480	70,991	70,646

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

24

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

As of October 31, 2012, the breakout of the Payable to Investment Manager and its affiliates and the reductions of the amounts Due from the Investment Manager and its affiliates from waivers on the Statements of Assets and Liabilities for each Portfolio are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived	Transfer Agent Fees Payable	Transfer Agent Fees Waived
Money Market Portfolio	$207,707	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$288,425	$288,425	$160,236	$151,721	$64,093	$7,116
Premium Class	N/A	N/A	40,928	39,450	5,606	1,255	5,606	—
Class A	N/A	N/A	575,573	575,573	271,496	257,108	108,597	12,096
Select Class	N/A	N/A	145,093	145,093	21,984	16,173	43,968	4,911
U.S. Government Portfolio	73,178	—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	218,005	218,005	121,114	121,114	48,445	36,413
Class A	N/A	N/A	131,086	131,086	61,833	61,833	24,733	18,590
Municipal Portfolio	71,297	—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	155,778	155,778	86,543	86,543	34,617	24,724
Class A	N/A	N/A	194,407	194,407	91,702	91,702	36,680	26,183
California Portfolio	27,622	15,996	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	63,004	63,004	35,002	35,002	14,001	14,001
Class A	N/A	N/A	72,194	72,194	34,054	34,054	13,621	13,621
New York Portfolio	15,784	13,214	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	35,356	35,356	19,643	19,643	7,857	7,857
Class A	N/A	N/A	42,012	42,012	19,817	19,817	7,927	7,927

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities

25

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

26

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

The following permanent differences are primarily attributable to the tax character of distributions for tax purposes. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2012:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Money Market Portfolio	$—	$28,033	$(28,033)
U.S. Government Portfolio	(262)	30,380	(30,118)
Municipal Portfolio	(500)	258	242
California Portfolio	—	(459)	459
New York Portfolio	(2,581)	2,474	107

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2012 and 2011, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2012	$—	$347,633	$—	$347,633
	2011	—	1,961,817	—	1,961,817
U.S. Government Portfolio	2012	—	90,720	—	90,720
	2011	—	322,873	—	322,873
Municipal Portfolio	2012	82,948	621	848	84,417
	2011	167,656	—	—	167,656
California Portfolio	2012	30,874	630	—	31,504
	2011	60,193	—	—	60,193
New York Portfolio	2012	15,425	1,374	—	16,799
	2011	30,051	3,056	—	33,107

As of October 31, 2012, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$64,730	$—	$—	$(22,960)	$41,770
U.S. Government Portfolio	37,720	—	(3,022)	(7,341)	27,357
Municipal Portfolio	—	7,407	—	(7,149)	258
California Portfolio	—	2,309	(6,664)	(2,768)	(7,123)
New York Portfolio	—	330	(37,118)	(1,576)	(38,364)

27

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2012, the breakdown of capital loss carryforwards was as follows:

	Expiring October 31,
	2016	2018	2019	Total
California Portfolio	$6,583	$81	$—	$6,664
New York Portfolio	—	148	439	587

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss*
U.S. Government Portfolio	$3,022
New York Portfolio	36,531

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended October 31, 2012, the California Portfolio utilized $593 of capital loss carryforwards to offset capital gains.

At October 31, 2012, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER (A) — 32.4%
BANKS — 6.4%
Caisse Centrale Desjardins du Quebec
0.18%, 11/15/12 (B)	$25,000,000	$24,998,250
0.17%, 11/16/12 (B)	26,000,000	25,998,158
0.18%, 11/29/12 (B)	25,000,000	24,996,500
0.20%, 1/7/13 (B)	24,000,000	23,991,067
Commonwealth Bank of Australia
0.27%, 11/27/12 (B)	25,000,000	24,999,915
0.18%, 1/7/13 (B)	25,000,000	24,991,625
0.37%, 1/14/13 (B)	24,000,000	23,981,747
		173,957,262
DOMESTIC/FOREIGN BANK SUPPORTED — 0.9%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.17%, 1/24/13 (B)	25,000,000	24,990,083
INDUSTRIAL & OTHER COMMERCIAL PAPER — 25.1%
Board of Trustees of The Leland Stanford Junior University
0.17%, 2/22/13	26,000,000	25,986,126
Dean Health Systems
0.20%, 12/6/12	28,000,000	27,994,556
General Electric Capital
0.13%, 11/8/12	25,000,000	24,999,368
0.13%, 11/9/12	25,000,000	24,999,278
0.14%, 11/14/12	25,000,000	24,998,736
Old Line Funding
0.18%, 11/19/12 (B)	38,000,000	37,996,580
0.24%, 1/23/13 (B)	20,000,000	19,988,933
President and Fellows of Harvard College
0.14%, 12/5/12	27,000,000	26,996,430
Procter & Gamble
0.13%, 12/7/12 (B)	47,000,000	46,993,890
0.16%, 1/18/13 (B)	25,000,000	24,991,333
0.16%, 1/23/13 (B)	49,000,000	48,981,924
Trinity Health
0.16%, 11/6/12	51,000,000	50,998,867
0.14%, 12/6/12	19,000,000	18,997,414
0.17%, 12/18/12	30,000,000	29,993,342
University of California
0.17%, 11/2/12	20,000,000	19,999,906
0.14%, 11/6/12	19,000,000	18,999,631
0.18%, 11/15/12	30,000,000	29,997,900

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, Permanent University Funding System
0.15%, 11/5/12	$26,700,000	$26,700,000
0.17%, 11/7/12	21,000,000	21,000,000
0.16%, 11/15/12	18,000,000	18,000,000
0.17%, 1/11/13	9,000,000	9,000,000
0.16%, 1/16/13	24,000,000	24,000,000
Yale University
0.16%, 12/4/12	24,000,000	23,996,480
0.16%, 12/17/12	8,895,000	8,893,181
0.16%, 1/9/13	16,000,000	15,995,093
0.16%, 1/15/13	24,000,000	23,992,000
		675,490,968
TOTAL COMMERCIAL PAPER		874,438,313
MUNICIPAL OBLIGATIONS — 21.1%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 11/1/12 (C)(D)	2,000,000	2,000,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.24%, 11/1/12 (D)	9,000,000	9,000,000
Board of Trustees of Michigan State University, TECP
0.16%, 11/7/12	13,000,000	13,000,000
0.14%, 11/13/12	11,000,000	11,000,000
0.18%, 1/4/13	24,000,000	24,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.18%, 11/1/12 (D)	3,500,000	3,500,000
California State, EFA, Stanford University Project, Ser L, RB
0.18%, 11/7/12 (D)	2,955,000	2,955,000
California State, EFA, TECP
0.15%, 12/21/12	3,900,000	3,900,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.17%, 11/7/12 (D)	4,800,000	4,800,000
California State, HFA, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.20%, 11/7/12 (C)(D)	550,000	550,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.19%, 11/7/12 (C)(D)	3,400,000	3,400,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank, N.A.)
0.19%, 11/7/12 (D)	$100,000	$100,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A2, RB
0.17%, 11/1/12 (D)	4,000,000	4,000,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.17%, 11/1/12 (D)	4,300,000	4,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 11/1/12 (D)	2,970,000	2,970,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.28%, 11/1/12 (D)	2,800,000	2,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 11/1/12 (D)	7,800,000	7,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 11/1/12 (D)	5,600,000	5,600,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 11/1/12 (D)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.20%, 11/1/12 (C)(D)	3,030,000	3,030,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.20%, 11/1/12 (D)	14,000,000	14,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.25%, 11/1/12 (D)	$3,000,000	$3,000,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.18%, 11/1/12 (D)	10,950,000	10,950,000
Connecticut State, HEFA, Yale University, Ser X-2, RB
0.20%, 11/1/12 (D)	2,900,000	2,900,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (D)	57,315,000	57,315,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/7/12 (D)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.23%, 11/1/12 (D)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.24%, 11/1/12 (D)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.23%, 11/7/12 (C)(D)	4,200,000	4,200,000
Illinois State, Developmental Finance Authority, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 11/2/12 (D)	6,000,000	6,000,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.20%, 11/7/12 (D)	3,000,000	3,000,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/1/12 (D)	1,962,000	1,962,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.20%, 11/1/12 (D)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.20%, 11/1/12 (D)	8,700,000	8,700,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.20%, 11/1/12 (D)	$46,000,000	$46,000,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.24%, 11/1/12 (D)	15,000,000	15,000,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.20%, 11/7/12 (C)(D)	1,700,000	1,700,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.18%, 11/1/12 (D)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (D)	10,200,000	10,200,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (D)	3,000,000	3,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 11/1/12 (D)	790,000	790,000
New York City Municipal Water Finance Authority, RB
0.17%, 11/1/12 (D)	25,005,000	25,005,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 11/7/12 (D)	2,600,000	2,600,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.23%, 11/1/12 (D)	15,760,000	15,760,000
New York State, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.22%, 11/7/12 (C)(D)	2,800,000	2,800,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.20%, 11/7/12 (D)	2,620,000	2,620,000
New York State, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/7/12 (C)(D)	2,600,000	2,600,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Port Authority of New York and New Jersey, Ser ZZ, RB
1.00%, 12/1/12	$48,000,000	$48,027,424
Port Authority of New York and New Jersey, TECP
0.17%, 1/3/13	13,080,000	13,080,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 11/7/12 (D)	16,000,000	16,000,000
Rhode Island State, SLA, Ser B, RB
0.17%, 11/7/12 (D)	13,000,000	13,000,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.18%, 11/1/12 (D)	3,360,000	3,360,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.21%, 11/7/12 (D)	3,600,000	3,600,000
Texas State, Veterans Housing Project, GO, (LIQ: JPMorgan Chase Bank, N.A.)
0.21%, 11/7/12 (D)	11,100,000	11,100,000
University of California, Ser Z-1, RB
0.17%, 11/1/12 (D)	10,000,000	10,000,000
University of California, Ser Z-2, RB
0.17%, 11/1/12 (D)	9,000,000	9,000,000
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.24%, 11/1/12 (D)	10,365,000	10,365,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank, N.A.)
0.21%, 11/1/12 (D)	20,000,000	20,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank, N.A.)
0.22%, 11/7/12 (D)	16,000,000	16,000,000
TOTAL MUNICIPAL OBLIGATIONS		569,989,424

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CERTIFICATES OF DEPOSIT — 17.6%
Australia & New Zealand Banking Group, NY
0.28%, 11/16/12	$25,000,000	$25,000,000
0.52%, 4/11/13	25,000,000	25,000,000
Bank of Montreal, IL
0.16%, 11/20/12	20,000,000	20,000,000
0.45%, 11/21/12	15,000,000	15,003,544
0.34%, 12/10/12	10,000,000	10,000,108
Bank of Nova Scotia, TX
0.40%, 11/1/12	14,600,000	14,600,000
0.75%, 11/22/12	38,000,000	38,043,829
0.42%, 11/30/12	25,000,000	25,000,440
Canadian Imperial Bank of Commerce, NY
0.58%, 11/1/12	25,000,000	25,000,000
0.11%, 11/28/12	25,000,000	25,000,000
0.11%, 12/14/12	25,000,000	25,000,000
0.50%, 2/21/13	25,000,000	25,000,000
National Australia Bank, NY
0.57%, 12/6/12	15,000,000	15,000,000
0.50%, 1/10/13	26,500,000	26,507,636
National Bank of Canada, NY
0.40%, 11/1/12	25,000,000	25,000,000
0.51%, 11/13/12	7,000,000	7,001,870
0.50%, 11/27/12	25,000,000	25,000,000
0.33%, 1/12/13	23,000,000	23,000,000
Royal Bank of Canada, NY
0.57%, 11/1/12	15,000,000	15,000,000
0.46%, 11/1/12	25,000,000	25,000,000
Westpac Banking, NY
0.48%, 11/1/12	24,000,000	24,000,545
0.25%, 11/5/12	15,000,000	15,000,000
TOTAL CERTIFICATES OF DEPOSIT		473,157,972
CORPORATE OBLIGATIONS — 10.3%
BANKS — 6.2%
Australia & New Zealand Banking Group Ltd.
2.40%, 1/11/13 (B)	10,000,000	10,029,567
Bank of New York Mellon MTN
4.95%, 11/1/12	49,182,000	49,182,000
Bank of Nova Scotia
2.25%, 1/22/13	20,000,000	20,092,462
Commonwealth Bank of Australia
0.93%, 3/19/13 (B)(E)	15,000,000	15,026,874
National Australia Bank MTN
2.35%, 11/16/12 (B)	25,500,000	25,515,600
2.50%, 1/8/13 (B)	3,663,000	3,676,135
Westpac Banking
2.25%, 11/19/12	26,685,000	26,706,149
Westpac Banking MTN
0.63%, 11/26/12 (B)(E)	17,000,000	17,001,694
		167,230,481

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
DOMESTIC/FOREIGN BANK SUPPORTED — 3.0%
Academy of the New Church (LOC: Wells Fargo Bank, N.A.)
0.21%, 2/1/25 (E)	$22,230,000	$22,230,000
Corporate Finance Managers Inc., Ser B (LOC: Wells Fargo Bank, N.A.)
0.21%, 2/2/43 (E)	42,370,000	42,370,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.26%, 7/1/33 (B)(E)	405,000	405,000
Net Magan Two LLC (LOC: Wells Fargo Bank, N.A.)
0.21%, 4/1/26 (E)	15,200,000	15,200,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.21%, 12/1/24 (E)	1,300,000	1,300,000
		81,505,000
INDUSTRIAL — 1.1%
Wal-Mart Stores
4.55%, 5/1/13	29,500,000	30,120,550
TOTAL CORPORATE OBLIGATIONS		278,856,031
REGIONAL GOVERNMENT OBLIGATIONS — 3.9%
Province of New Brunswick Canada
7.63%, 2/15/13	33,000,000	33,697,593
Province of Ontario Canada
1.88%, 11/19/12	12,000,000	12,009,203
Province of Saskatchewan Canada
8.00%, 2/1/13	57,000,000	58,099,425
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		103,806,221
U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bill
0.11%, 11/23/12 (A)	20,000,000	19,998,656
0.10%, 1/24/13 (A)	50,000,000	49,988,333
TOTAL U.S. TREASURY OBLIGATIONS		69,986,989
U.S. GOVERNMENT AGENCY OBLIGATION — 1.4%
FEDERAL HOME LOAN BANK — 1.4%
0.20%, 4/18/13 (E)	38,000,000	38,000,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		38,000,000

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 10.7%
Counterparty: Bank of Nova Scotia 0.35% dated 10/31/12, due 11/5/12 in the amount of $280,013,611, fully collateralized by a $286,034,100 U.S. Treasury Note, coupon 0.25%, maturity 2/15/15, value $285,602,789	$280,000,000	$280,000,000
Counterparty: RBC Capital Markets Corp. 0.22% dated 10/31/12, due 11/1/12 in the amount of $9,088,056, fully collateralized by a $9,295,800 U.S. Treasury Note, coupon 0.25%, maturity 7/15/15, value $9,269,836	9,088,000	9,088,000
TOTAL REPURCHASE AGREEMENTS		289,088,000
TOTAL INVESTMENTS (Cost $2,697,322,950) — 100.0%		2,697,322,950
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(973,193)
NET ASSETS — 100.0%		$2,696,349,757

(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2012, these securities amounted to $449,554,875 or 16.67% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(E)	Variable rate security. The rate shown is the current rate on October 31, 2012. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

EFA — Educational Facilities Authority

GO — General Obligation

GTY — Guarantee

HDA — Housing Development Authority

HFA — Housing Finance Authority

HEFA — Health and Education Facilities Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFH — Multi-Family Housing

MTN — Medium Term Note

N.A. — National Association

PCFA — Pollution Control Finance Authority

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.7%
FANNIE MAE — 10.8%
4.75%, 11/19/12 (A)	$34,036,000	$34,111,790
0.37%, 11/23/12 (A)(B)	25,000,000	25,002,580
0.23%, 11/23/12 (A)(B)	8,900,000	8,901,008
0.38%, 12/28/12 (A)	15,000,000	15,004,343
0.75%, 2/26/13 (A)	10,000,000	10,017,005
		93,036,726
FANNIE MAE, DISCOUNT NOTE — 2.9%
0.13%, 11/28/12 (A)(C)	25,000,000	24,997,656
FEDERAL FARM CREDIT BANK — 4.7%
0.17%, 12/5/12 (B)	30,000,000	29,999,724
0.19%, 4/16/13 (B)	10,000,000	9,999,547
		39,999,271
FEDERAL HOME LOAN BANK — 20.4%
0.20%, 11/19/12	35,000,000	35,000,543
0.18%, 12/19/12	25,000,000	24,999,714
0.14%, 1/28/13	7,500,000	7,499,950
0.16%, 2/1/13	5,000,000	4,999,967
0.23%, 4/17/13	7,500,000	7,499,714
0.21%, 4/18/13 (B)	25,000,000	25,000,000
0.21%, 5/15/13 (B)	12,125,000	12,124,004
0.24%, 5/16/13	12,500,000	12,500,852
0.22%, 5/21/13 (B)	25,000,000	25,000,000
0.20%, 6/13/13 (B)	20,000,000	19,998,123
		174,622,867
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 2.3%
0.09%, 12/17/12 (C)	20,000,000	19,997,700
FREDDIE MAC — 11.7%
0.15%, 11/2/12 (A)(B)	13,600,000	13,600,025
4.13%, 12/21/12 (A)	16,000,000	16,086,642
0.63%, 12/28/12 (A)	10,000,000	10,006,861
0.36%, 1/10/13 (A)(B)	25,000,000	25,009,192
4.50%, 1/15/13 (A)	18,000,000	18,160,355
0.34%, 1/24/13 (A)(B)	18,000,000	18,005,016
		100,868,091
FREDDIE MAC, DISCOUNT NOTE — 4.9%
0.13%, 12/10/12 (A)(C)	25,000,000	24,996,615
0.13%, 1/3/13 (A)(C)	17,500,000	17,496,019
		42,492,634
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		496,014,945

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 8.4%
U.S. Treasury Bill
0.05%, 11/8/12 (C)	$10,000,000	$9,999,904
0.10%, 11/15/12 (C)	35,000,000	34,998,639
0.10%, 1/24/13 (C)	27,000,000	26,993,700
TOTAL U.S. TREASURY OBLIGATIONS		71,992,243
REPURCHASE AGREEMENTS — 34.2%
Counterparty: Bank of Nova Scotia 0.35% dated 10/31/12, due 11/5/12 in the amount of $200,009,722, fully collateralized by a $199,050,000 U.S. Treasury Note, coupon 1.88%, maturity 2/28/14, value $204,002,071	200,000,000	200,000,000
Counterparty: RBC Capital Markets Corp. 0.22% dated 10/31/12, due 11/1/12 in the amount of $93,409,571, fully collateralized by a $95,304,600 U.S. Treasury Bill, maturity 1/24/13, value $95,277,248	93,409,000	93,409,000
TOTAL REPURCHASE AGREEMENTS		293,409,000
TOTAL INVESTMENTS (Cost $861,416,188) — 100.3%		861,416,188
OTHER ASSETS AND LIABILITIES, NET — (0.3)%		(2,199,857)
NET ASSETS — 100.0%		$859,216,331

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on October 31, 2012. Date shown represents the final maturity date.
(C)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 93.8%
ALABAMA — 0.6%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.45%, 11/1/12 (A)	$4,650,000	$4,650,000
ARIZONA — 1.5%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.25%, 11/1/12 (A)	12,870,000	12,870,000
CALIFORNIA — 10.2%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.18%, 11/1/12 (A)	4,200,000	4,200,000
California State, EFA, TECP
0.15%, 12/21/12	14,000,000	14,000,000
California State, HFA, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.20%, 11/7/12 (A)(B)	1,600,000	1,600,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.22%, 11/7/12 (A)	13,420,000	13,420,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.19%, 11/7/12 (A)(B)	2,140,000	2,140,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.26%, 11/1/12 (A)	240,000	240,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.20%, 11/1/12 (A)	12,700,000	12,700,000
Los Angeles County, Leasing Authority, TECP
0.14%, 11/1/12	15,000,000	15,000,000
0.16%, 12/3/12	10,020,000	10,020,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 11/7/12 (A)	$7,100,000	$7,100,000
University of California, TECP
0.14%, 11/15/12	5,000,000	5,000,000
		85,420,000
COLORADO — 1.1%
Boulder County, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.31%, 11/1/12 (A)	1,000,000	1,000,000
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation, Ser F-2, RB, (LOC: Northern Trust Company)
0.23%, 11/1/12 (A)	2,080,000	2,080,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.26%, 11/1/12 (A)	1,900,000	1,900,000
Colorado State, Educational & Cultural Facilities Authority, Single Family Project, Ser C-3, Cl I, AMT, RB, (LOC: Fannie Mae)
0.20%, 11/7/12 (A)(B)	3,600,000	3,600,000
Colorado State, Housing & Finance Authority, Warneke Paper Box Co. Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.36%, 11/1/12 (A)	300,000	300,000
		8,880,000
CONNECTICUT — 1.0%
Connecticut State, HEFA, Yale University, Ser X-2, RB
0.18%, 11/1/12 (A)	8,690,000	8,690,000
FLORIDA — 2.2%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.23%, 11/7/12 (A)(B)	6,910,000	6,910,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FLORIDA (continued)
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.23%, 11/7/12 (A)(B)	$2,300,000	$2,300,000
Miami-Dade County School District, TRAN
2.50%, 2/28/13	9,000,000	9,067,341
		18,277,341
GEORGIA — 4.4%
Douglas County, Development Authority, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.26%, 11/1/12 (A)	4,250,000	4,250,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.21%, 11/1/12 (A)	20,000,000	20,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.20%, 11/7/12 (A)	12,500,000	12,500,000
		36,750,000
IDAHO — 0.8%
Idaho State, TRAN
2.00%, 6/28/13	6,250,000	6,323,487
ILLINOIS — 7.4%
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.21%, 11/1/12 (A)	5,200,000	5,200,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.20%, 11/1/12 (A)	5,100,000	5,100,000
Illinois Finance Authority, RB
0.20%, 11/1/12 (A)	5,000,000	5,000,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/7/12 (A)	5,000,000	5,000,000
Illinois State, EFA, TECP
0.16%, 11/5/12	15,075,000	15,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.20%, 11/1/12 (A)	1,800,000	1,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.20%, 11/1/12 (A)	$3,700,000	$3,700,000
Illinois State, Finance Authority, RB
0.20%, 11/1/12 (A)	11,345,000	11,345,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.22%, 11/1/12 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc., AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.27%, 11/1/12 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.36%, 11/7/12 (A)	3,630,000	3,630,000
		61,550,000
INDIANA — 1.2%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.36%, 11/1/12 (A)	425,000	425,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.20%, 11/1/12 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/7/12 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.22%, 11/7/12 (A)	3,000,000	3,000,000
		10,125,000

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — 1.5%
Iowa State, Finance Authority, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.26%, 11/1/12 (A)	$6,950,000	$6,950,000
Iowa State, Finance Authority, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.36%, 11/1/12 (A)	910,000	910,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/1/12 (A)	4,380,000	4,380,000
		12,240,000
KENTUCKY — 0.4%
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.21%, 11/2/12 (A)	3,000,000	3,000,000
MARYLAND — 3.6%
Johns Hopkins University, TECP
0.15%, 11/8/12	1,661,000	1,661,000
0.14%, 12/6/12	17,141,000	17,141,000
0.15%, 2/5/13	11,200,000	11,200,000
		30,002,000
MASSACHUSETTS — 0.6%
Massachusetts State, HEFA, TECP
0.13%, 11/2/12	4,600,000	4,600,000
MICHIGAN — 7.7%
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: FHLB)
0.23%, 11/1/12 (A)	8,100,000	8,100,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.20%, 11/7/12 (A)(B)	16,600,000	16,600,000
Michigan State, HFA, TECP
0.14%, 11/13/12	22,000,000	22,000,000
University of Michigan, Ser B, RB
0.20%, 11/1/12 (A)	3,500,000	3,500,000
University of Michigan, TECP
0.14%, 11/6/12	14,500,000	14,500,000
		64,700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA — 5.0%
Minnesota State, Office of Higher Education, Supplement Student Loan Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.22%, 11/1/12 (A)	$10,750,000	$10,750,000
Minnesota State, Office of Higher Education, AMT, RB
0.22%, 11/1/12 (A)	7,200,000	7,200,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.19%, 11/1/12 (A)	23,985,000	23,985,000
		41,935,000
MISSOURI — 5.8%
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (A)	13,650,000	13,650,000
Missouri State, HEFA, RB
0.21%, 11/7/12 (A)	7,000,000	7,000,000
Missouri State, HEFA, TECP
0.15%, 12/5/12	17,000,000	17,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.21%, 11/7/12 (A)	11,000,000	11,000,000
		48,650,000
NEW JERSEY — 0.1%
New Jersey State, EDA, Accurate Box Company Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.31%, 11/1/12 (A)	635,000	635,000
NEW MEXICO — 3.6%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 11/1/12 (A)	22,000,000	22,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 11/1/12 (A)	8,400,000	8,400,000
		30,400,000

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — 3.7%
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 11/2/12 (A)	$5,000,000	$5,000,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/7/12 (A)(B)	2,500,000	2,500,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.21%, 11/1/12 (A)	3,600,000	3,600,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 11/7/12 (A)	2,400,000	2,400,000
New York State, Housing Finance Agency, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 11/7/12 (A)	8,000,000	8,000,000
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (A)	5,460,000	5,460,000
New York State, Thruway Authority, Ser A, RB
2.00%, 3/15/13	4,000,000	4,027,054
Triborough Bridge & Tunnel Authority, Ser B-2B, RB
0.22%, 11/1/12 (A)	100,000	100,000
		31,087,054
OHIO — 5.0%
Allen County, Ohio Hospital Facilities, Catholic Healthcare Project, Ser D, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 11/7/12 (A)	6,800,000	6,800,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (A)	11,000,000	11,000,000
Franklin County, Health Care, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (A)	7,000,000	7,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Ohio State, Air Quality Development Authority, Firstenergy Project, Ser B, RB, (LOC: Bank of Nova Scotia)
0.24%, 11/1/12 (A)	$1,500,000	$1,500,000
Ohio State, Air Quality Development Authority, Firstenergy Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.24%, 11/1/12 (A)	2,985,000	2,985,000
Ohio State, Water Development Authority, Firstenergy Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.24%, 11/1/12 (A)	2,000,000	2,000,000
Parma, Hospital Improvement, Parma Community General Hospital Project, Ser A, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (A)	10,860,000	10,860,000
		42,145,000
OREGON — 1.1%
Oregon State, Ser A, TRAN
2.00%, 6/28/13	9,000,000	9,107,002
PENNSYLVANIA — 4.4%
Beaver County, IDA, Firstenergy Project, Ser B, RB, (LOC: Bank of Nova Scotia)
0.24%, 11/1/12 (A)	5,000,000	5,000,000
Pennsylvania State University, Ser B, RB
0.22%, 6/1/13 (A)	10,000,000	10,000,000
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (A)	5,325,000	5,325,000
Southeastern Pennsylvania Transportation Authority, RB, (LOC: PNC Bank, N.A.)
0.21%, 11/1/12 (A)	17,000,000	17,000,000
		37,325,000

38

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS — 9.6%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.23%, 11/1/12 (A)	$10,000,000	$10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.23%, 11/1/12 (A)(C)	13,000,000	13,000,000
Harris County, Cultural Education Facilities Finance Corp., Hermann Health Project, Ser D-3, RB, (LOC: Northern Trust Company)
0.18%, 11/1/12 (A)	5,000,000	5,000,000
Harris County, TRAN
2.00%, 2/28/13	9,000,000	9,053,898
Houston, TRAN
2.00%, 6/28/13	18,500,000	18,719,973
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.24%, 11/1/12 (A)	1,095,000	1,095,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.20%, 11/1/12 (A)	4,500,000	4,500,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.24%, 11/1/12 (A)	1,250,000	1,250,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.18%, 11/7/12 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/7/12 (A)	4,000,000	4,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.24%, 11/1/12 (A)(B)	5,900,000	5,900,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, Permanent University Funding System, Ser A, RB
0.19%, 11/1/12 (A)	$4,900,000	$4,900,000
		80,418,871
UTAH — 1.6%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/1/12 (A)	4,260,000	4,260,000
Utah State, Housing, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.23%, 11/1/12 (A)	9,300,000	9,300,000
		13,560,000
VERMONT — 3.9%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York Mellon)
0.24%, 11/1/12 (A)	32,660,000	32,660,000
WASHINGTON — 4.0%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.26%, 11/1/12 (A)	800,000	800,000
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.26%, 11/1/12 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 11/1/12 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.24%, 11/7/12 (A)	1,525,000	1,525,000
Washington State, Housing Finance Commission, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 11/1/12 (A)(B)	6,200,000	6,200,000

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON (continued)
Washington State, Housing Finance Commission, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 11/1/12 (A)(B)	$6,365,000	$6,365,000
Washington State, Housing Finance Commission, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 11/1/12 (A)(B)	2,000,000	2,000,000
Washington State, Housing Finance Commission, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.26%, 11/1/12 (A)	2,250,000	2,250,000
Washington State, Housing Finance Commission, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 11/1/12 (A)(B)	4,620,000	4,620,000
		33,180,000
WYOMING — 1.8%
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.21%, 11/1/12 (A)	15,000,000	15,000,000
TOTAL MUNICIPAL OBLIGATIONS		784,180,755
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Freddie Mac, MFC, Ser M001, Cl A
0.27%, 11/1/12 (A)(B)	19,004,135	19,004,134
Freddie Mac, MFC, Ser M002, AMT, RB
0.27%, 11/1/12 (A)(B)	19,467,867	19,467,867
Freddie Mac, MFC, Ser M008, AMT, RB
0.27%, 11/1/12 (A)(B)(C)	9,772,259	9,772,259
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		48,244,260
TOTAL INVESTMENTS (Cost $832,425,015) — 99.6%		832,425,015
OTHER ASSETS AND LIABILITIES, NET — 0.4%		2,960,812
NET ASSETS — 100.0%		$835,385,827

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2012, these securities amounted to $22,772,259 or 2.73% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

Cl — Class

DFA — Development Finance Authority

EDA — Economic Development Authority

EFA — Educational Facilities Authority

FHLB — Federal Home Loan Bank

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corp.

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Authority

HFC — Housing Finance Corp.

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Finance Authority

RB — Revenue Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements

40

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 88.4%
CALIFORNIA — 88.4%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/1/12 (A)(B)	$6,600,000	$6,600,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.18%, 11/1/12 (B)	14,650,000	14,650,000
California State, EFA, TECP
0.15%, 12/21/12	18,000,000	18,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.19%, 11/7/12 (B)	8,100,000	8,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.18%, 11/7/12 (B)	6,725,000	6,725,000
0.17%, 11/7/12 (B)	3,000,000	3,000,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.18%, 11/1/12 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.17%, 11/7/12 (B)	9,510,000	9,510,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB
0.19%, 11/7/12 (B)	4,000,000	4,000,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.22%, 11/7/12 (A)(B)	5,100,000	5,100,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/7/12 (A)(B)	2,700,000	2,700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.20%, 11/7/12 (A)(B)	$3,100,000	$3,100,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank, N.A.)
0.19%, 11/7/12 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A2, RB
0.17%, 11/1/12 (B)	1,500,000	1,500,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 11/1/12 (B)	2,800,000	2,800,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.21%, 11/1/12 (B)	5,950,000	5,950,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.17%, 11/1/12 (B)	4,100,000	4,100,000
California State, MFA, Goodwill Industries – Orange County, RB, (LOC: Wells Fargo Bank, N.A.)
0.26%, 11/1/12 (B)	945,000	945,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.18%, 11/1/12 (B)	2,100,000	2,100,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.28%, 11/1/12 (B)	400,000	400,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.26%, 11/1/12 (B)	100,000	100,000

41

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California State, PCFA, Sanger Project, Ser A, AMT, RB, (LOC: National Bank of Canada)
0.26%, 11/7/12 (B)	$4,200,000	$4,200,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.20%, 11/1/12 (B)	13,000,000	13,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.27%, 11/1/12 (A)(B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Ivy Hill Apartments Project, Ser I, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/5/12 (A)(B)	6,800,000	6,800,000
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank, N.A.)
0.23%, 11/1/12 (B)	2,605,000	2,605,000
California Statewide, Community Development Authority, Oakmont Chino Hills, Ser P, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/1/12 (A)(B)	5,000,000	5,000,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.24%, 11/1/12 (A)(B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser A, RB
0.19%, 11/1/12 (B)	1,000,000	1,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.20%, 11/1/12 (B)	12,000,000	12,000,000
City of Long Beach, TECP
0.18%, 2/8/13	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
City of Newport Beach, Hoag Memorial Hospital Project, Ser E, RB, (LOC: Northern Trust Company)
0.18%, 11/7/12 (B)	$5,000,000	$5,000,000
City of Torrance, Torrance Memorial Medical Center, Ser B, RB
0.20%, 11/7/12 (B)	5,000,000	5,000,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.24%, 11/1/12 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/1/12 (A)(B)	7,300,000	7,300,000
Los Angeles County, Leasing Authority, TECP
0.14%, 11/6/12	6,000,000	6,000,000
0.16%, 12/3/12	8,000,000	8,000,000
Los Angeles, Wastewater System, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 11/1/12 (B)	600,000	600,000
Port of Oakland, TECP
0.15%, 2/6/13	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.21%, 11/1/12 (B)	2,350,000	2,350,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 11/7/12 (B)	6,900,000	6,900,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 11/7/12 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.22%, 11/1/12 (B)	1,400,000	1,400,000
Santa Clara County, TECP
0.16%, 11/5/12	4,000,000	4,000,000

42

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Santa Cruz County, Housing Authority, Paloma Del Mar Apartments Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.31%, 11/7/12 (B)	$7,700,000	$7,700,000
South Placer, Wastewater Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 11/1/12 (B)	10,800,000	10,800,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.18%, 11/1/12 (B)	4,800,000	4,800,000
University of California, TECP
0.14%, 11/15/12	5,000,000	5,000,000
Ventura County, TECP
0.19%, 11/9/12	8,850,000	8,850,000
0.18%, 1/2/13	2,550,000	2,550,000
0.18%, 1/4/13	4,500,000	4,500,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.19%, 11/7/12 (B)	1,300,000	1,300,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.19%, 11/7/12 (B)	7,500,000	7,500,000
TOTAL MUNICIPAL OBLIGATIONS		281,130,000
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Freddie Mac, MFC, Ser M001, Cl A
0.27%, 11/1/12 (A)(B)	17,802,123	17,802,123
Freddie Mac, MFC, Ser M007, Cl A
0.27%, 11/1/12 (A)(B)	9,831,568	9,831,568
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		27,633,691

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATION — 3.1%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 3.1%
0.08%, 11/16/12 (C)	$9,800,000	$9,799,408
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		9,799,408
TOTAL INVESTMENTS (Cost $318,563,099) — 100.2%		318,563,099
OTHER ASSETS AND LIABILITIES, NET — (0.2)%		(568,798)
NET ASSETS — 100.0%		$317,994,301

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	The rate shown is the effective yield at time of purchase.

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

Cl — Class

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

HFA — Housing Finance Authority

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Finance Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

43

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.9%
NEW YORK — 99.9%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 11/1/12 (A)(B)	$3,520,000	$3,520,000
Dutchess County, Industrial Development Agency, Marist College, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.22%, 11/1/12 (B)	1,500,000	1,500,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.25%, 11/1/12 (B)	2,025,000	2,025,000
Long Island, Power Authority, Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.22%, 11/1/12 (B)	3,300,000	3,300,000
Long Island, Power Authority, TECP
0.16%, 2/6/13	2,831,000	2,831,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 11/7/12 (B)	7,700,000	7,700,000
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.13%, 11/1/12 (B)	1,000,000	1,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.21%, 11/7/12 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 11/2/12 (B)	5,000,000	5,000,000
New York City, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.22%, 11/7/12 (A)(B)	7,400,000	7,400,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/7/12 (A)(B)	7,800,000	7,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York City, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/7/12 (A)(B)	$5,000,000	$5,000,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 11/7/12 (B)	2,490,000	2,490,000
New York City, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.25%, 11/1/12 (B)	1,400,000	1,400,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-2, RB, (LIQ: CALSTRS/State Street Bank & Trust Co.)
0.19%, 11/1/12 (B)	1,835,000	1,835,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.20%, 11/1/12 (B)	1,760,000	1,760,000
New York City, Municipal Water Finance Authority, Ser B-4, RB
0.22%, 11/1/12 (B)	5,500,000	5,500,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.21%, 11/1/12 (B)	1,000,000	1,000,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.21%, 11/7/12 (B)	800,000	800,000
New York City, Ser G-4, GO, (LOC: PNC Bank, N.A.)
0.20%, 11/1/12 (B)	3,000,000	3,000,000
New York City, Ser L-4, GO, (LOC: U.S. Bank, N.A.)
0.22%, 11/1/12 (B)	2,700,000	2,700,000
New York City, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.23%, 11/1/12 (B)	3,375,000	3,375,000

44

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
New York City, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.18%, 11/7/12 (B)	$2,800,000	$2,800,000
New York City, Transitional Future Tax Secured, Ser A-5, RB
0.15%, 11/1/12 (B)	4,400,000	4,400,000
New York City, Transitional Future Tax Secured, Ser A-6, RB
0.16%, 11/1/12 (B)	4,000,000	4,000,000
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.24%, 11/1/12 (B)	1,050,000	1,050,000
New York State, Dormitory Authority, Columbia University, Ser A, RB
0.16%, 11/7/12 (B)	6,000,000	6,000,000
New York State, Dormitory Authority, Rockefeller University, Ser B, RB
0.18%, 11/1/12 (B)	8,525,000	8,525,000
New York State, Dormitory Authority, TECP
0.16%, 2/1/13	7,000,000	7,000,000
New York State, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/7/12 (A)(B)	2,000,000	2,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 11/7/12 (A)(B)	3,000,000	3,000,000
New York State, HFA, 240 East 39th Street Project, AMT, RB, (LOC: Freddie Mac)
0.22%, 11/7/12 (A)(B)	1,000,000	1,000,000
New York State, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.22%, 11/7/12 (A)(B)	11,700,000	11,700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York State, HFA, 80 Dekalb Avenue Project, Ser A, RB, (LOC: Wachovia Bank, N.A.)
0.20%, 11/7/12 (B)	$6,240,000	$6,240,000
New York State, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.20%, 11/7/12 (A)(B)	5,000,000	5,000,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.20%, 11/7/12 (B)	7,900,000	7,900,000
New York State, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.19%, 11/7/12 (B)	1,200,000	1,200,000
New York State, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.22%, 11/7/12 (A)(B)	2,250,000	2,250,000
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (B)	6,000,000	6,000,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.20%, 3/1/13 (B)	5,000,000	5,000,000
New York State, Power Authority, TECP
0.16%, 11/9/12	5,400,000	5,400,000
New York State, Thruway Authority, Ser A, RB
2.00%, 3/15/13	5,185,000	5,220,069
New York State, Urban Development Corp., State Personal Income Tax Project, Ser A, RB
5.00%, 3/15/13	2,210,000	2,249,461
Port Authority of New York and New Jersey, TECP
0.14%, 11/13/12	7,005,000	7,005,000
0.17%, 1/3/13	2,000,000	2,000,000

45

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.19%, 11/1/12 (B)	$4,000,000	$4,000,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 11/7/12 (B)	3,340,000	3,340,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.20%, 11/7/12 (B)	4,000,000	4,000,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB
0.17%, 11/1/12 (B)	1,000,000	1,000,000
TOTAL MUNICIPAL OBLIGATIONS (Cost $190,615,530) — 99.9%		190,615,530
OTHER ASSETS AND LIABILITIES, NET — 0.1%		283,929
NET ASSETS — 100.0%		$190,899,459

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2012. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

HDC — Housing Development Corporation

HFA — Housing Finance Authority

GO — General Obligation

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

46

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio of TD Asset Management USA Funds Inc. at October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 17, 2012

47

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 800-431-3500; or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of December 6, 2012.

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 75	Chairman and Director	Since 12/12/95	Retired.	10	None.
PETER B.M. EBY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 75	Director	Since 6/6/02	Retired.	10	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 61	Director	Since: 12/18/08	Consultant, financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; senior advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Member of the Nominating Committee 2004 to 2011, Member of the Finance Committee and Chair of Long Range Planning Committee since 2010, and Member of the Dean Search Committee in 2011; Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	10	None.
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Director	Since: 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm), 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008.	10	Director of Lepercq, de Neuflize and Co. since 2009.
Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 61	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	10	Director of Ontario Teachers’ Pension Plan Board since 2012.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2012.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

48

Directors and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 49	President and Chief Executive Officer	Since: 12/6/11	Chief Operating Officer of TD Asset Management Inc. since September 2010; Vice Chair of TD Asset Management Inc. since 2007; Officer of the Investment Manager since April 2010 and Chief Operating Officer of the Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 48	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director of SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 41	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES* c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 59	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc..
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 53	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.
*	Effective March 2012, Jack Huntington has resigned as Secretary of the Company and Curtis Barnes has been appointed to the position of Secretary of the Company.

49

(This page intentionally left blank)

50

(This page intentionally left blank)

51

TDAMANN01

TD Asset Management

ANNUAL REPORT

October 31, 2012

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

TDAM Short-Term Bond Fund

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

Board of Directors and Executive Officers

DIRECTORS Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.
EXECUTIVE OFFICERS Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Financial markets gained during the fiscal year ended October 31, 2012, with both equity and bond markets generating positive returns. Stock markets were volatile as investors remained apprehensive about the sovereign debt crisis in Europe and slowing global growth. However, equity investors anticipated strong central bank responses, and amid easing monetary policies they took advantage of attractive valuations, boosting stocks over the fiscal year. American stocks were strong as the S&P 500 Index advanced 15.2% over the 12 months. All ten of the Index’s sectors gained, led by Telecommunication Services, Health Care and Consumer Discretionary.

In terms of fixed income, yields on government bonds remained near historical lows as economic and fiscal concerns lingered. Indeed, sovereign yields in some safe havens, such as Germany, turned negative during the year. Despite rising in the final quarter, U.S. Treasury yields remain below where they started the fiscal year. As yields declined, government bond prices rose, finishing the 12 months in positive territory. Similarly, corporate bond prices also rose over the period as their yields declined. In spite of the decline in yields, corporates still offer a relative yield advantage over government bonds.

Overall, bonds provided positive returns over the fiscal year ended October 31, 2012, with both Treasuries and corporate bonds rising in value. As a result, the Barclays U.S. Aggregate Bond Index was up 5.2% over the period. Government bonds benefited from a flight to quality by investors concerned about the global economic recovery and the European sovereign debt situation. Higher relative yields and strong company balance sheets provided support to corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained a highly accommodative stance as it tried to facilitate sustainable economic growth. In January, it announced its plan to keep interest rates in the current zero to 0.25% range until late 2014. In June, the Fed extended its Operation Twist through the end of this year. Operation Twist replaces shorter-term Treasury securities with longer-term ones, which reduces long-term interest rates. In September, the Fed announced its third round of quantitative easing (QE3) — an open-ended plan to buy $40 billion worth of mortgage backed securities per month in an attempt to stimulate enough economic growth to meaningfully lower the unemployment rate. QE3, Operation Twist and the Fed’s existing policy of reinvesting principal payments into mortgage backed securities are expected to increase the Fed’s long-term holdings by $85 billion per month.

In addition to announcing QE3, in September the Fed pledged to offer further stimulus measures as needed to improve employment. It also further extended the date for maintaining the zero to 0.25% interest rate range, moving it to the middle of 2015 and commenting that it feels it will be necessary to continue to remain accommodative even once the economic recovery takes hold.

The U.S. economy grew at an annualized rate of 2.0% in the third quarter of 2012, up from its 1.3% rate in the second quarter. Jobs growth exceeded expectations in October, with 171,000 new jobs added to the economy. In October, the unemployment rate fell to 7.8%, which represents its lowest level since President Obama took office. The unemployment rate is currently 7.9%.

Meanwhile, manufacturing continued to expand in October, as the Institute of Supply Management Manufacturing Index registered a reading of 51.7 (50 marks the mid-point between contraction and expansion). Headline inflation rose 0.1% in October, and the year-over-year headline inflation rate is currently 2.2%. The core rate rose 0.2% in October, and the annualized core rate is currently 2.0%. Inflation currently seems to be contained.

With concern over the upcoming fiscal cliff and the Fed aggressively pushing economic growth, the performance of the U.S. dollar was mixed against a basket of currencies. It declined against the British pound and Canadian dollar but rose against the euro and the Japanese yen.

Looking Ahead

As the new fiscal year gets underway, we remain in a period of persistently slow economic growth and low investment returns. We continue to be mindful of macro economic factors, including elevated sovereign debt levels. While the probability of extreme economic and market outcomes remains a concern, high levels of central bank liquidity have somewhat tempered the significant downside risks presented by these situations. We anticipate that governments will maintain their accommodative stances for some time to come.

Performance Summary

In our TD Asset Management money market funds, our focus on preserving principal and liquidity continued to serve our investors well through this fiscal year’s low interest rate environment. Both corporate and Treasury bonds gained over the period. Treasury securities’ safe haven status made them attractive, while higher relative yields and strong company balance sheets supported corporate securities as they outperformed their government counterparts. The positive sentiment toward corporate securities affected the performance of the TDAM Short-Term Bond Fund.

The TDAM Short-Term Bond Fund posted a positive return of 1.8% during the fiscal year ended October 31, 2012 and outperformed its benchmark, the BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 0.4% after fees, due to an overweight allocation to corporate debt versus Treasury securities. While low in absolute terms, corporate bond yields remain attractive relative to government bond yields, and these relatively higher yields enhanced the value of the corporate debt held in the Fund. We continue to believe that exposure to high-quality corporate bonds will provide added value over time.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.
December 6, 2012

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

For Institutional Investor Use Only

For the purpose of the graph and table, it has been assumed that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested.

The graph shows the growth of a hypothetical $10,000 investment in the Short-Term Bond Fund and in an appropriate broad-based securities market index for the same period. Performance quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than that shown here. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Fee waivers are voluntary and may be discontinued at any time. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. To obtain performance information current to the most recent month-end, visit the website at www.tdamusa.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TDAM Short-Term Bond Fund

Annualized Total Return as of 10/31/12	One Year Return	Three Year Return	Five Year Return	Since Inception (12/18/06)
TDAM Short-Term Bond Fund(1)	1.77%	1.85%	2.98%	3.29%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index(2)	0.41%	1.34%	2.70%	3.18%

(1)	Return before taxes.
(2)	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2012 through October 31, 2012).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Annualized Expense Ratios 5/1/12 to 10/31/12	Expenses Paid During Period* 5/1/12 to 10/31/12
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.30	0.20%	$1.01
Hypothetical (5% Return before expenses)	1,000.00	1,024.13	0.20	1.02
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.25	1.26
Hypothetical (5% Return before expenses)	1,000.00	1,023.88	0.25	1.27
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.25	1.26
Hypothetical (5% Return before expenses)	1,000.00	1,023.88	0.25	1.27
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.10	0.15	0.75
Hypothetical (5% Return before expenses)	1,000.00	1,024.38	0.15	0.76
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.15	0.75
Hypothetical (5% Return before expenses)	1,000.00	1,024.38	0.15	0.76
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.10	0.15	0.75
Hypothetical (5% Return before expenses)	1,000.00	1,024.38	0.15	0.76
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.33	0.16	0.81
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.10	0.16	0.80
Hypothetical (5% Return before expenses)	1,000.00	1,024.33	0.16	0.81
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.53	0.12	0.61
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.12	0.60
Hypothetical (5% Return before expenses)	1,000.00	1,024.53	0.12	0.61
TDAM Short-Term Bond Fund
Actual	1,000.00	1,007.90	0.43	2.17
Hypothetical (5% Return before expenses)	1,000.00	1,022.97	0.43	2.19
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2012, the Fund is designating the following items with regard to distributions paid during the year:

	Long-Term Capital Gain Distribution	Ordinary Income Distribution	Tax-Exempt Income Distribution	Total	Qualifying Dividend Income(1)	U.S. Government Interest(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
TDAM Institutional Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	0.02%	99.24%	100.00%
TDAM Institutional Municipal Money Market Fund	0.00%	0.93%	99.07%	100.00%	0.00%	0.00%	100.00%	0.00%
TDAM Institutional U.S. Government Fund	0.00%	100.00%	0.00%	100.00%	0.00%	4.75%	100.00%	0.00%
TDAM Institutional Treasury Obligations Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	31.69%	99.60%	100.00%
TDAM Short-Term Bond Fund	9.98%	90.02%	0.00%	100.00%	0.00%	4.46%	99.49%	100.00%
(1)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(2)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2012. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.
(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV and/or Form 1099-INT.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/12 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.05% and 0.02%, respectively. This is assuming a 2012 maximum federal tax rate of 35% for the Institutional Municipal Money Market Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/12 (Unaudited) (Continued)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/12 (Unaudited) (Concluded)

Fund Composition*

All Figures are shown as a percentage of the Fund’s total investments. The securities of the Short-Term Bond Fund are primarily investment-grade debt.**

*	Fund composition is subject to change.
**	Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statements of Assets and Liabilities

October 31, 2012

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Short-Term Bond Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$150,559,520	$77,700,295	$1,099,066,879	$730,497,960	$68,304,692
Investments in securities, at value	$121,339,520	$77,700,295	$710,538,879	$530,008,960	$67,930,450
Repurchase agreements, at value (Note 2)	29,220,000	—	388,528,000	200,489,000	1,314,000
TOTAL INVESTMENTS	150,559,520	77,700,295	1,099,066,879	730,497,960	69,244,450
Cash	944	—	380	887	334
Interest receivable	299,881	44,469	1,552,126	126,750	613,626
Due from Investment Manager and its affiliates (Note 3)	18,161	22,213	—	—	4,708
Receivable for capital shares sold	—	—	—	—	179
Receivable for investment securities sold	—	—	—	—	223
Prepaid expenses	20,407	2,358	36,082	55,550	880
TOTAL ASSETS	150,898,913	77,769,335	1,100,655,467	730,681,147	69,864,400
LIABILITIES
Dividends payable to shareholders	4,109	1,274	8,336	3,167	62,403
Payable for capital shares redeemed	—	—	—	—	8,106
Payable to Investment Manager and its affiliates (Note 3)	—	—	83,006	11,988	—
Payable to custodian	—	801,805	—	—	—
Other accrued expenses	62,659	45,474	107,515	72,444	59,424
TOTAL LIABILITIES	66,768	848,553	198,857	87,599	129,933
NET ASSETS	$150,832,145	$76,920,782	$1,100,456,610	$730,593,548	$69,734,467
Net assets consist of:
Paid-in-capital ($0.0001 par value 8 billion, 3 billion, 8 billion, 9 billion and 5 billion shares authorized, respectively)	$150,829,815	$76,921,740	$1,100,479,846	$730,595,317	$68,723,552
Undistributed (distributions in excess of) net investment income	(19)	—	(238)	(298)	421
Accumulated net realized gains (losses) from security transactions	2,349	(958)	(22,998)	(1,471)	70,736
Net unrealized appreciation on investments	—	—	—	—	939,758
Net assets, at value	$150,832,145	$76,920,782	$1,100,456,610	$730,593,548	$69,734,467
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A	N/A
	($78,059,657 ÷ 78,058,632 shares)	($54,674,437 ÷ 54,675,180 shares)	($156,455,476 ÷ 156,459,142 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A
	($49,733,400 ÷ 49,731,925 shares)	($22,246,345 ÷ 22,246,560 shares)	($643,948,980 ÷ 643,961,335 shares)	($378,961,253 ÷ 378,960,608 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00	N/A
	($23,039,088 ÷ 23,039,258 shares)		($300,052,154 ÷ 300,059,369 shares)	($351,632,295 ÷ 351,634,709 shares)
Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	N/A	$10.29
					($69,734,467 ÷ 6,774,954 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Year Ended October 31, 2012

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest Income	$383,011	$128,897	$1,320,616	$408,009	$848,242
EXPENSES
Shareholder servicing fees (Note 3)	227,515	60,201	1,927,363	1,005,999	—
Investment management fees (Note 3)	156,306	87,251	930,996	402,394	182,068
Distribution fees (Note 3)	100,428	—	1,170,468	1,314,520	—
Directors' fees (Note 4)	29,396	29,396	29,396	29,396	29,396
Transfer agent fees	100,544	61,701	181,273	107,569	62,072
Registration fees	65,257	8,770	81,219	77,223	7,176
Professional fees	48,516	43,540	102,344	69,819	40,947
Shareholder reports and mailing	27,449	15,052	23,411	19,581	11,930
Custody fees	26,544	16,274	43,932	33,221	20,011
Pricing fees	17,373	17,119	21,109	15,155	35,604
Other expenses	21,239	17,639	43,267	29,124	15,689
TOTAL EXPENSES	820,567	356,943	4,554,778	3,104,001	404,893
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(479,673)	(241,062)	(3,330,514)	(2,736,198)	(91,742)
NET EXPENSES	340,894	115,881	1,224,264	367,803	313,151
NET INVESTMENT INCOME	42,117	13,016	96,352	40,206	535,091
NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	2,434	(435)	(2,465)	(1,470)	294,386
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	—	—	—	—	463,426
NET INCREASE IN NET ASSETS FROM OPERATIONS	$44,551	$12,581	$93,887	$38,736	$1,292,903

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011†
OPERATIONS:
Net investment income	$42,117	$74,482	$13,016	$61,684
Net realized gains (losses) from security transactions	2,434	3,652	(435)	342
Net increase in net assets from operations	44,551	78,134	12,581	62,026
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(32,997)	(33,309)	(10,603)	(58,959)
Institutional Service Class	(6,604)	(30,456)	(2,413)	(2,694)
Commercial Class	(2,516)	(10,717)	—	(31)
From net realized gains
Institutional Class	(519)	—	—	—
Institutional Service Class	(680)	—	—	—
Commercial Class	(207)	—	—	—
Total dividends and distributions to shareholders	(43,523)	(74,482)	(13,016)	(61,684)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	544,560,003	500,126,843	181,333,201	181,319,875
Shares issued in reinvestment of dividends	707	178	2	6,245
Payments for shares redeemed	(508,261,088)	(527,195,869)	(187,486,833)	(192,742,360)
Net increase (decrease) in net assets from Institutional Class shares	36,299,622	(27,068,848)	(6,153,630)	(11,416,240)
Institutional Service Class:
Proceeds from shares sold	131,026,143	200,388,713	62,438,440	84,744,197
Shares issued in reinvestment of dividends	899	920	—	—
Payments for shares redeemed	(163,465,410)	(188,550,882)	(62,758,601)	(90,225,416)
Net increase (decrease) in net assets from Institutional Service Class shares	(32,438,368)	11,838,751	(320,161)	(5,481,219)
Commercial Class:
Proceeds from shares sold	17,261,062	25,337,801	—	326
Shares issued in reinvestment of dividends	874	3,596	—	31
Payments for shares redeemed	(19,376,580)	(22,556,731)	—	(49,430)
Net increase (decrease) in net assets from Commercial Class shares	(2,114,644)	2,784,666	—	(49,073)
Net increase (decrease) in net assets from capital share transactions	1,746,610	(12,445,431)	(6,473,791)	(16,946,532)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,747,638	(12,441,779)	(6,474,226)	(16,946,190)
NET ASSETS:
Beginning of year	149,084,507	161,526,286	83,395,008	100,341,198
End of year	$150,832,145	$149,084,507	$76,920,782	$83,395,008
Distributions in excess of net investment income, end of year	$(19)	$—	$—	$—
†	As of May 23, 2011, the Commercial Class of the Fund was closed.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$96,352	$233,858	$40,206	$40,022
Net realized gains (losses) from security transactions	(2,465)	(20,533)	(1,470)	8,237
Net increase in net assets from operations	93,887	213,325	38,736	48,259
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(19,044)	(52,893)	—	—
Institutional Service Class	(47,973)	(126,629)	(13,984)	(16,849)
Commercial Class	(29,335)	(54,365)	(26,222)	(23,173)
From net realized gains
Institutional Class	—	—	—	—
Institutional Service Class	—	—	(3,321)	(4,427)
Commercial Class	—	—	(4,979)	(5,092)
Total dividends and distributions to shareholders	(96,352)	(233,887)	(48,506)	(49,541)
CAPITAL SHARE TRANSACTIONS:
Institutional Class ($1.00 per share):
Proceeds from shares sold	308,420,105	440,462,173	—	—
Shares issued in reinvestment of dividends	16	31	—	—
Payments for shares redeemed	(323,841,694)	(447,304,908)	—	—
Net decrease in net assets from Institutional Class shares	(15,421,573)	(6,842,704)	—	—
Institutional Service Class ($1.00 per share):
Proceeds from shares sold	1,181,390,621	1,160,721,717	850,240,047	723,895,729
Shares issued in reinvestment of dividends	455	430	1,779	1,025
Payments for shares redeemed	(1,034,488,599)	(1,136,214,949)	(607,334,027)	(745,586,771)
Net increase (decrease) in net assets from Institutional Service Class shares	146,902,477	24,507,198	242,907,799	(21,690,017)
Commercial Class ($1.00 per share):
Proceeds from shares sold	2,543,771,322	2,221,059,751	2,335,151,407	1,565,129,197
Shares issued in reinvestment of dividends	2,581	10,872	1,873	1,404
Payments for shares redeemed	(2,523,959,340)	(2,122,190,471)	(2,276,574,708)	(1,537,364,740)
Net increase in net assets from Commercial Class shares	19,814,563	98,880,152	58,578,572	27,765,861
Net increase in net assets from capital share transactions	151,295,467	116,544,646	301,486,371	6,075,844
TOTAL INCREASE IN NET ASSETS	151,293,002	116,524,084	301,476,601	6,074,562
NET ASSETS:
Beginning of year	949,163,608	832,639,524	429,116,947	423,042,385
End of year	$1,100,456,610	$949,163,608	$730,593,548	$429,116,947
Distributions in excess of net investment income, end of year	$(238)	$—	$(298)	$—

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Bond Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011
OPERATIONS:
Net investment income	$535,091	$738,962
Net realized gains from security transactions	294,386	263,476
Net change in unrealized appreciation (depreciation) on investments	463,426	(350,485)
Net increase in net assets from operations	1,292,903	651,953
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(746,412)	(883,884)
From net realized gains	(133,759)	(363,389)
Total dividends and distributions to shareholders	(880,171)	(1,247,273)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,086,620	19,597,041
Shares issued in reinvestment of dividends	449	2,188
Payments for shares redeemed	(62,369,392)	(26,599,634)
Net increase (decrease) in net assets from capital share transactions	1,717,677	(7,000,405)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,130,409	(7,595,725)
NET ASSETS:
Beginning of year	67,604,058	75,199,783
End of year	$69,734,467	$67,604,058
Undistributed net investment income, end of year	$421	$424
SHARE TRANSACTIONS:
Shares sold	6,256,246	1,911,592
Shares issued in reinvestment of dividends	44	214
Shares redeemed	(6,083,928)	(2,596,659)
Net increase (decrease) in capital share transactions	172,362	(684,853)

Please see accompanying notes to financial statements.

Financial Highlights

For the years or periods ended October 31,
For a Share Outstanding Throughout the Periods

TDAM Institutional Money Market Fund

	Institutional Class
	2012	2011		2010	2009		2008
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00		$1.00
Net investment income(1)	0.001	0.000	*	0.001	0.005		0.028
Net realized and unrealized gains (losses) on investments	0.000 *	0.000	*	(0.000)*	0.000	*	0.002
Total from operations	0.001	0.000	*	0.001	0.005		0.030
Dividends from net investment income	(0.001)	(0.000	)*	(0.001)	(0.005)		(0.030)
Distributions from net realized gains	(0.000)*	—		(0.000)*	(0.000	)*	—
Total dividends and distributions	(0.001)	(0.000	)*	(0.001)	(0.005)		(0.030)
Net asset value, end of year	$1.00	$1.00		$1.00	$1.00		$1.00
Total investment return†	0.05%	0.05%		0.07%	0.48%		3.09%
Net assets end of year (000)	$78,060	$41,760		$68,827	$121,920		$79,445
Ratio of net expenses to average net assets	0.20%	0.17%		0.18%	0.24	%(2)	0.20%
Ratio of total expenses to average net assets	0.32%	0.30%		0.25%	0.27%		0.20%
Ratio of net investment income to average net assets	0.05%	0.05%		0.07%	0.42%		2.84%

TDAM Institutional Money Market Fund

	Institutional Service Class
	2012		2011		2010	2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.003	0.027
Net realized and unrealized gains (losses) on investments	0.000	*	0.000	*	(0.000)*	0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.001	0.003	0.027
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.027)
Distributions from net realized gains	(0.000	)*	—		(0.000)*	(0.000)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.003)	(0.027)
Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00
Total investment return†	0.01%		0.04%		0.05%	0.31%	2.83%
Net assets end of year (000)	$49,733		$82,171		$70,331	$45,770	$98,319
Ratio of net expenses to average net assets	0.23%		0.18%		0.22%	0.44%	0.46%
Ratio of total expenses to average net assets	0.56%		0.55%		0.51%	0.52%	0.46%
Ratio of net investment income to average net assets	0.01%		0.04%		0.05%	0.43%	2.65%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Money Market Fund

	Commercial Class(2)
	2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*
Net realized and unrealized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00
Total investment return†	0.01%		0.04%		0.05%
Net assets end of period (000)	$23,039		$25,154		$22,368
Ratio of net expenses to average net assets	0.24%		0.17%		0.18	%‡
Ratio of total expenses to average net assets	0.97%		0.95%		0.86	%‡
Ratio of net investment income to average net assets	0.01%		0.04%		0.05	%‡

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 19, 2009.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Municipal Money Market Fund

	Institutional Class(2)
	2012		2011	2010
Net asset value, beginning of period	$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.001	0.001
Net realized and unrealized gains (losses) on investments	(0.000	)*	0.000 *	(0.000	)*
Total from operations	0.000	*	0.001	0.001
Dividends from net investment income	(0.000	)*	(0.001)	(0.001)
Distributions from net realized gains	—		—	—
Total dividends and distributions	(0.000	)*	(0.001)	(0.001)
Net asset value, end of period	$1.00		$1.00	$1.00
Total investment return†	0.02%		0.07%	0.08%
Net assets end of period (000)	$54,675		$60,828	$72,244
Ratio of net expenses to average net assets	0.13%		0.15%	0.17	%‡
Ratio of total expenses to average net assets	0.34%		0.31%	0.41	%‡
Ratio of net investment income to average net assets	0.02%		0.08%	0.10	%‡

TDAM Institutional Municipal Money Market Fund

	Institutional Service Class(3)
	2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*
Net realized and unrealized gains (losses) on investments	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%
Net assets end of period (000)	$22,246		$22,567		$28,048
Ratio of net expenses to average net assets	0.14%		0.21%		0.26	%‡
Ratio of total expenses to average net assets	0.59%		0.57%		0.65	%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.01	%‡

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Class shares commenced operations on January 20, 2010.
(3)	Institutional Service Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional U.S. Government Fund

	Institutional Class
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.003	0.027
Net realized and unrealized gains (losses) on investments	(0.000	)*	(0.000	)*	—		0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000 *		0.003	0.027
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000)*		(0.003)	(0.027)
Distributions from net realized gains	—		—		—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000)*		(0.003)	(0.027)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.03%		0.05%		0.33%	2.81%
Net assets end of year (000)	$156,456		$171,877		$178,723		$269,602	$361,042
Ratio of net expenses to average net assets	0.13%		0.13%		0.14%		0.17%	0.14%
Ratio of total expenses to average net assets	0.16%		0.16%		0.16%		0.17%	0.14%
Ratio of net investment income to average net assets	0.01%		0.03%		0.05%		0.38%	2.75%

TDAM Institutional U.S. Government Fund

	Institutional Service Class
	2012		2011		2010		2009	2008
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.002	0.025
Net realized and unrealized gains (losses) on investments	0.000	*	(0.000	)*	—		0.000 *	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.002	0.025
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.025)
Distributions from net realized gains	—		—		—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)	(0.025)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.01%		0.03%		0.03%		0.21%	2.55%
Net assets end of year (000)	$643,949		$497,048		$472,552		$286,799	$349,489
Ratio of net expenses to average net assets	0.13%		0.13%		0.17%		0.30%	0.39%
Ratio of total expenses to average net assets	0.41%		0.41%		0.41%		0.42%	0.39%
Ratio of net investment income to average net assets	0.01%		0.03%		0.03%		0.23%	2.50%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional U.S. Government Fund

	Commercial Class(2)
	2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001
Net realized and unrealized gains (losses) on investments	(0.000	)*	(0.000	)*	—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.03%		0.03%		0.08%
Net assets end of period (000)	$300,052		$280,239		$181,365		$230,681
Ratio of net expenses to average net assets	0.13%		0.13%		0.15%		0.18	%‡
Ratio of total expenses to average net assets	0.81%		0.81%		0.81%		0.86	%‡
Ratio of net investment income to average net assets	0.01%		0.03%		0.03%		0.04	%‡

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

TDAM Institutional Treasury Obligations Money Market Fund

	Institutional Service Class(2)
	2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*
Net realized and unrealized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$378,961		$136,057		$157,749		$127,189
Ratio of net expenses to average net assets	0.09%		0.11%		0.14%		0.16	%‡
Ratio of total expenses to average net assets	0.44%		0.43%		0.46%		0.51	%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01	%‡

TDAM Institutional Treasury Obligations Money Market Fund

	Commercial Class(3)
	2012		2011		2010		2009
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*
Net realized and unrealized gains (losses) on investments	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$351,633		$293,060		$265,294		$122,143
Ratio of net expenses to average net assets	0.09%		0.10%		0.15%		0.11	%‡
Ratio of total expenses to average net assets	0.95%		0.93%		0.96%		0.87	%‡
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01	%‡

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Service Class shares commenced operations on November 3, 2008.
(3)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

TDAM Short-Term Bond Fund

	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.24	$10.32	$10.25	$9.88	$10.02
Net investment income(1)	0.107	0.098	0.154	0.281	0.407
Net realized and unrealized gains (losses) on investments	0.073	(0.012)	0.144	0.379	(0.139)
Total from operations	0.180	0.086	0.298	0.660	0.268
Dividends from net investment income	(0.107)	(0.117)	(0.163)	(0.290)	(0.408)
Distributions from net realized gains	(0.023)	(0.049)	(0.065)	—	—
Total dividends and distributions	(0.130)	(0.166)	(0.228)	(0.290)	(0.408)
Net asset value, end of year	$10.29	$10.24	$10.32	$10.25	$9.88
Total investment return†	1.77%	0.85%	2.95%	6.76%	2.67%
Net assets end of year (000)	$69,734	$67,604	$75,200	$36,213	$21,059
Ratio of net expenses to average net assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of total expenses to average net assets	0.56%	0.48%	0.62%	0.68%	0.85%
Ratio of net investment income to average net assets	0.74%	0.96%	1.50%	2.78%	4.04%
Portfolio Turnover Rate	176%	75%	83%	122%	29%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has ten series. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is a diversified investment portfolio, and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Money Market Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.

On March 27, 2012, the Board of Directors approved the reclassification and designation of the shares of the five Funds as follows:

Authorized Shares
TDAM Institutional Money Market Fund
Institutional Class	3 billion
Institutional Service Class	2 billion
Commercial Class	3 billion
TDAM Institutional Municipal Money Market Fund
Institutional Class	2 billion
Institutional Service Class	1 billion
TDAM Institutional U.S. Government Fund
Institutional Class	2 billion
Institutional Service Class	3 billion
Commercial Class	3 billion
TDAM Institutional Treasury Obligations Money Market Fund
Institutional Class	2 billion
Institutional Service Class	2 billion
Commercial Class	3 billion
Class A	2 billion
TDAM Short-Term Bond Fund	5 billion

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Obligations Money Market Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Money Market Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. The Short-Term Bond Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Short-Term Bond Fund’s securities and assets for which market quotations are readily available are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Securities with sixty days or less remaining until maturity may be valued at amortized cost. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures.

As of October 31, 2012, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

Effective May 1, 2012, the Funds adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The adoption of ASU 2011-04 had no impact on the Funds’ net assets.

As of October 31, 2012, all of the investments for the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund and Short-Term Bond Fund are Level 2. For details of investment classifications, reference the Schedule of Investments.

For the year ended October 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the year ended October 31, 2012, there have been no changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the year ended October 31, 2012, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by each of the Funds. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment
                 Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (“the Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Caps shown in the table as follows.

Expense Cap
Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Municipal Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Obligations Money Market Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
Short-Term Bond Fund	0.43%

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to extraordinary expenses.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager, if such payment shall cause such Fund’s or the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Fund or Class, as the case may be, at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. (“the Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

For the year ended October 31, 2012, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$156,306	$185,990	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	$—	$—	$164,748	$140,470
Commercial Class	N/A	N/A	100,428	100,428	62,767	52,785
TDAM Institutional Municipal Money Market Fund	87,251	182,631	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	60,201	58,431
TDAM Institutional U.S. Government Fund	930,996	248,240	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	1,195,823	1,185,957
Commercial Class	N/A	N/A	1,170,468	1,170,468	731,540	725,849
TDAM Institutional Treasury Obligations Money Market Fund	402,394	415,679	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	348,739	348,739
Commercial Class	N/A	N/A	1,314,520	1,314,520	657,260	657,260
TDAM Short-Term Bond Fund	182,068	91,742	N/A	N/A	N/A	N/A

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

As of October 31, 2012, fees which were previously waived by the Investment Manager pursuant to the Voluntary Expense Limitations, which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
TDAM Institutional Money Market Fund	$163,421	2013
	180,338	2014
TDAM Institutional Municipal Money Market Fund	115,823	2013
	122,349	2014
TDAM Short-Term Bond Fund	35,026	2013
	91,742	2014

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

As of October 31, 2012, the detail of the Due from Investment Manager and its affiliates and the Payable to Investment Manager and its affiliates on the Statements of Assets and Liabilities for each Fund are as follows:

	Investment Management Fees Payable	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$26,246	$47,632	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	$—	$—	$10,998	$8,967
Commercial Class	N/A	N/A	7,805	7,805	4,878	3,684
TDAM Institutional Municipal Money Market Fund	12,965	35,452	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	4,790	4,516
TDAM Institutional U.S. Government Fund	78,393	729	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	105,240	101,799
Commercial Class	N/A	N/A	92,147	92,147	57,592	55,691
TDAM Institutional Treasury Obligations Money Market Fund	37,579	25,591	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	30,710	30,710
Commercial Class	N/A	N/A	137,029	137,029	63,238	63,238
TDAM Short-Term Bond Fund	14,795	19,503	N/A	N/A	N/A	N/A

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000 payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;
4.	for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
7.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the year ended October 31, 2012 were as follows for the Short-Term Bond Fund:

Short-Term Bond Fund
Purchases
U.S. Government	$87,022,251
Other	39,944,909
Sales and Maturities
U.S. Government	$80,421,943
Other	41,439,804

Note 6 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss).

The following permanent differences are primarily attributable to the tax character of distributions or different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2012:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Institutional Money Market Fund	$(19)	$19
Institutional U.S. Government Fund	(238)	238
Institutional Treasury Obligations Money Market Fund	(298)	298
Short-Term Bond Fund	211,318	(211,318)

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2012 and October 31, 2011, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Institutional Money Market Fund	2012	$—	$43,523	$—	$43,523
	2011	—	74,482	—	74,482
Institutional Municipal Money Market Fund	2012	12,900	116	—	13,016
	2011	61,512	172	—	61,684
Institutional U.S. Government Fund	2012	—	96,352	—	96,352
	2011	—	233,887	—	233,887
Institutional Treasury Obligations Money Market Fund	2012	—	48,506	—	48,506
	2011	—	49,541	—	49,541
Short-Term Bond Fund	2012	—	792,019	88,152	880,171
	2011	—	1,122,728	124,545	1,247,273

As of October 31, 2012, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Capital Loss Carry- forwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional Money Market Fund	$6,528	$—	$—	$—	$—	$(4,198)	$2,330
Institutional Municipal Money Market Fund	—	1,276	—	(957)	—	(1,277)	(958)
Institutional U.S. Government Fund	8,649	—	—	(22,999)	—	(8,886)	(23,236)
Institutional Treasury Obligations Money Market Fund	3,470	—	—	(1,470)	—	(3,769)	(1,769)
Short-Term Bond Fund	62,868	—	72,138	—	938,354	(62,445)	1,010,915

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2012, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2018	2019	Total
Institutional Municipal Money Market Fund	$523	$—	$523
Institutional U.S. Government Fund	—	20,533	20,533

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2012

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss*
Institutional Municipal Money Market Fund	$434
Institutional U.S. Government Fund	2,466
Institutional Treasury Obligations Money Market Fund	1,470
*	This table should be used in conjunction with the capital loss carryforwards table.

At October 31, 2012, the cost of investments of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Short-Term Bond Fund at October 31, 2012, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Term Bond Fund	$68,306,096	$954,125	$(15,771)	$938,354

Note 7 — Credit Risk

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER (C) — 31.2%
BANKS — 6.0%
Caisse Centrale Desjardins du Quebec
0.17%, 11/16/12 (A)	$2,000,000	$1,999,858
0.18%, 11/29/12 (A)	1,000,000	999,860
0.20%, 1/7/13 (A)	2,000,000	1,999,256
Commonwealth Bank of Australia
0.27%, 11/27/12 (A)	2,000,000	1,999,993
0.18%, 1/7/13 (A)	1,000,000	999,665
0.37%, 1/14/13 (A)	1,000,000	999,239
		8,997,871
DOMESTIC/FOREIGN BANK SUPPORTED — 0.6%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.17%, 1/24/13 (A)	1,000,000	999,603
INDUSTRIAL & OTHER COMMERCIAL PAPER — 24.6%
Board of Trustees of The Leland Stanford Junior University
0.17%, 2/22/13	2,000,000	1,998,933
Dean Health Systems
0.20%, 12/6/12	2,000,000	1,999,611
General Electric Capital
0.13%, 11/8/12	1,000,000	999,975
0.13%, 11/9/12	1,000,000	999,971
Old Line Funding
0.18%, 11/19/12 (A)	2,000,000	1,999,820
0.24%, 1/23/13 (A)	1,020,000	1,019,436
President and Fellows of Harvard College
0.14%, 12/5/12	3,106,000	3,105,589
Procter & Gamble
0.13%, 12/7/12 (A)	3,000,000	2,999,610
0.16%, 1/18/13 (A)	1,000,000	999,653
0.16%, 1/23/13 (A)	1,000,000	999,631
Trinity Health
0.16%, 11/6/12	2,571,000	2,570,943
0.14%, 12/6/12	1,000,000	999,864
0.17%, 12/18/12	1,429,000	1,428,683
University of California
0.17%, 11/2/12	2,000,000	1,999,990
0.14%, 11/6/12	2,000,000	1,999,961

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, Permanent University Funding System
0.15%, 11/5/12	$1,000,000	$1,000,000
0.17%, 11/7/12	1,000,000	1,000,000
0.16%, 11/15/12	2,000,000	2,000,000
0.17%, 1/11/13	1,000,000	1,000,000
0.16%, 1/16/13	1,000,000	1,000,000
Yale University
0.16%, 12/4/12	1,000,000	999,853
0.16%, 12/17/12	1,000,000	999,796
0.16%, 1/9/13	2,000,000	1,999,387
0.16%, 1/15/13	1,000,000	999,667
		37,120,373
TOTAL COMMERCIAL PAPER		47,117,847
MUNICIPAL OBLIGATIONS — 18.1%
Board of Trustees of Michigan State University, TECP
0.16%, 11/7/12	1,375,000	1,375,000
0.14%, 11/13/12	2,000,000	2,000,000
0.18%, 1/4/13	1,000,000	1,000,000
Illinois State, Finance Authority, Rehab Institute Chicago Project, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.20%, 11/1/12 (B)	1,600,000	1,600,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.20%, 11/1/12 (B)	3,200,000	3,200,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.24%, 11/1/12 (B)	1,855,000	1,855,000
Port Authority of New York and New Jersey, Ser ZZ, RB
1.00%, 12/1/12	2,000,000	2,001,143
Port Authority of New York and New Jersey, TECP
0.17%, 1/3/13	3,000,000	3,000,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 11/7/12 (B)	2,000,000	2,000,000
Rhode Island State, SLA, Ser B, RB
0.17%, 11/7/12 (B)	3,000,000	3,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 11/7/12 (B)	$300,000	$300,000
University of California, Ser Z-2, RB
0.17%, 11/1/12 (B)	1,000,000	1,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.21%, 11/1/12 (B)	4,980,000	4,980,000
TOTAL MUNICIPAL OBLIGATIONS		27,311,143
CERTIFICATES OF DEPOSIT — 15.1%
Australia & New Zealand Banking Group, NY
0.28%, 11/16/12	2,000,000	2,000,000
Bank of Montreal, IL
0.16%, 11/20/12	2,000,000	2,000,000
Bank of Nova Scotia, TX
0.40%, 11/1/12	400,000	400,000
0.75%, 11/22/12	2,000,000	2,002,307
0.42%, 11/30/12	1,000,000	1,000,017
Canadian Imperial Bank of Commerce, NY
0.58%, 11/1/12	1,000,000	1,000,000
0.11%, 11/28/12	1,500,000	1,500,000
0.11%, 12/14/12	1,500,000	1,500,000
0.50%, 2/21/13	1,000,000	1,000,000
National Australia Bank, NY
0.50%, 1/10/13	2,350,000	2,350,499
National Bank of Canada, NY
0.40%, 11/1/12	1,000,000	1,000,000
0.51%, 11/13/12	500,000	500,134
0.50%, 11/27/12	1,500,000	1,500,000
0.33%, 1/12/13	2,000,000	2,000,000
Royal Bank of Canada, NY
0.57%, 11/1/12	1,000,000	1,000,000
0.46%, 11/1/12	1,000,000	1,000,000
Westpac Banking, NY
0.48%, 11/1/12	1,000,000	1,000,023
TOTAL CERTIFICATES OF DEPOSIT		22,752,980

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 7.2%
BANKS — 6.3%
Bank of New York Mellon MTN
4.95%, 11/1/12	$4,000,000	$4,000,000
Bank of Nova Scotia
2.25%, 1/22/13	1,500,000	1,506,935
National Australia Bank MTN
2.35%, 11/16/12 (A)	2,000,000	2,001,168
Westpac Banking
2.25%, 11/19/12	2,000,000	2,001,355
		9,509,458
INDUSTRIAL — 0.9%
Wal-Mart Stores
4.55%, 5/1/13	1,358,000	1,386,566
TOTAL CORPORATE OBLIGATIONS		10,896,024
U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bills
0.10%, 11/15/12 (C)	5,000,000	4,999,805
0.10%, 1/24/13 (C)	1,000,000	999,767
TOTAL U.S. TREASURY OBLIGATIONS		5,999,572
REGIONAL GOVERNMENT OBLIGATIONS — 3.5%
Province of New Brunswick Canada
7.63%, 2/15/13	2,000,000	2,042,324
Province of Ontario Canada, Ser 1
1.88%, 11/19/12	620,000	620,476
Province of Saskatchewan Canada
8.00%, 2/1/13	2,550,000	2,599,154
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		5,261,954
U.S. GOVERNMENT AGENCY OBLIGATION — 1.3%
FEDERAL HOME LOAN BANK — 1.3%
0.20%, 4/18/13 (D)	2,000,000	2,000,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		2,000,000
REPURCHASE AGREEMENTS — 19.4%
Counterparty: Bank of Nova Scotia 0.35% dated 10/31/12, due 11/5/12 in the amount of $20,000,972, fully collateralized by various U.S. Treasury obligations, coupon range 1.875% – 2.50%, maturity range 5/21/19 – 7/17/19, value $20,400,700	20,000,000	20,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
Counterparty: RBC Capital Markets Corp. 0.22% dated 10/31/12, due 11/1/12 in the amount of $9,220,056, fully collateralized by a $9,430,800 U.S. Treasury obligation, coupon 0.25%, maturity 7/15/15, value $9,404,459	$9,220,000	$9,220,000
TOTAL REPURCHASE AGREEMENTS		29,220,000
TOTAL INVESTMENTS (Cost $150,559,520) — 99.8%		150,559,520
OTHER ASSETS AND LIABILITIES, NET — 0.2%		272,625
NET ASSETS — 100.0%		$150,832,145

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2012, these securities amounted to $20,016,792 or 13.27% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2012. Date shown is the date on which the Fund can unconditionally demand payment.
(C)	The rate shown is the effective yield at time of purchase.
(D)	Variable rate security. The rate shown is the current rate on October 31, 2012. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

GTY — Guarantee

IDC — Industrial Development Corp.

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 101.0%
ALASKA — 0.6%
Valdez, Marine Terminal, Exxon Pipeline Project, Ser C, RB
0.23%, 11/1/12 (A)	$500,000	$500,000
CALIFORNIA — 9.8%
California State, EFA, TECP
0.15%, 12/21/12	3,500,000	3,500,000
California State, HFA, MFH Project, RB, (LOC: Fannie Mae)
0.19%, 11/7/12 (A)(B)	1,000,000	1,000,000
Los Angeles County, Leasing Authority, TECP
0.14%, 11/6/12	2,000,000	2,000,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 11/7/12 (A)	1,000,000	1,000,000
		7,500,000
GEORGIA — 2.0%
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.20%, 11/7/12 (A)	1,500,000	1,500,000
IDAHO — 1.0%
Idaho State, TRAN
2.00%, 6/28/13	750,000	758,818
ILLINOIS — 5.1%
Chicago Board of Education, GO
0.23%, 11/1/12 (A)	1,000,000	1,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.20%, 11/1/12 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.22%, 11/7/12 (A)	500,000	500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, RB
0.20%, 11/1/12 (A)	$2,000,000	$2,000,000
		3,950,000
INDIANA — 2.0%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.20%, 11/1/12 (A)	300,000	300,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.20%, 11/7/12 (A)	1,250,000	1,250,000
		1,550,000
IOWA — 1.3%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/1/12 (A)	995,000	995,000
MARYLAND — 4.3%
Johns Hopkins University, TECP
0.13%, 11/8/12	2,294,000	2,294,000
0.14%, 12/6/12	1,000,000	1,000,000
		3,294,000
MASSACHUSETTS — 4.6%
Massachusetts State, HEFA, TECP
0.13%, 11/2/12	3,500,000	3,500,000
MICHIGAN — 8.7%
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.20%, 11/7/12 (A)(B)	200,000	200,000
Michigan State, HFA, TECP
0.14%, 11/13/12	3,000,000	3,000,000
University of Michigan, TECP
0.14%, 11/6/12	3,500,000	3,500,000
		6,700,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA — 1.3%
Minnesota State, Office of Higher Education, AMT, RB
0.22%, 11/1/12 (A)	$1,000,000	$1,000,000
MISSOURI — 4.6%
Missouri State, HEFA, TECP
0.15%, 12/5/12	3,000,000	3,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.21%, 11/7/12 (A)	550,000	550,000
		3,550,000
NEW MEXICO — 4.0%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.19%, 11/1/12 (A)	2,000,000	2,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 11/1/12 (A)	1,050,000	1,050,000
		3,050,000
NEW YORK — 22.9%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.20%, 11/7/12 (A)	1,000,000	1,000,000
MTA, Sub-Ser E-3-REMK, RB
0.20%, 11/1/12 (A)	2,000,000	2,000,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.20%, 11/1/12 (A)	1,000,000	1,000,000
New York City, Municipal Water Finance Authority, Ser B-4, RB
0.22%, 11/1/12 (A)	2,000,000	2,000,000
New York State, Dormitory Authority, TECP
0.16%, 2/1/13	2,000,000	2,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.19%, 11/7/12 (A)(B)	2,000,000	2,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (A)	$2,000,000	$2,000,000
New York State, Power Authority, TECP
0.16%, 11/9/12	3,000,000	3,000,000
New York State, Thruway Authority, Ser A, RB
2.00%, 3/15/13	1,000,000	1,006,763
Triborough Bridge & Tunnel Authority, Ser B-2B, RB
0.22%, 11/1/12 (A)	1,600,000	1,600,000
		17,606,763
OHIO — 4.3%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.20%, 11/1/12 (A)	1,800,000	1,800,000
Ohio State, Water Development Authority, Firstenergy Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.24%, 11/1/12 (A)	805,000	805,000
Ohio State, Water Development Authority, RB
0.24%, 11/1/12 (A)	700,000	700,000
		3,305,000
OREGON — 3.2%
Clackamas County, Hospital Facility Authority, Legacy Health Systems, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.21%, 11/7/12 (A)	1,500,000	1,500,000
Oregon State, Ser A, TRAN
2.00%, 6/28/13	1,000,000	1,011,889
		2,511,889
PENNSYLVANIA — 1.9%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	1,500,000	1,500,000
TENNESSEE — 1.0%
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.23%, 11/7/12 (A)(B)	800,000	800,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS — 9.7%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.23%, 11/1/12 (A)	$650,000	$650,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.23%, 11/1/12 (A)(C)	1,000,000	1,000,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.24%, 11/1/12 (A)	900,000	900,000
Harris County, TRAN
2.00%, 2/28/13	1,000,000	1,005,989
Houston, Texas, TRAN
2.00%, 6/28/13	1,500,000	1,517,836
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.24%, 11/1/12 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.18%, 11/7/12 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.21%, 11/7/12 (A)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance, RB, (LOC: Northern Trust Company)
0.18%, 11/7/12 (A)	1,000,000	1,000,000
		7,473,825
UTAH — 2.1%
Utah State, Housing, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.23%, 11/1/12 (A)	1,600,000	1,600,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
VERMONT — 2.5%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: Bank of New York Mellon)
0.24%, 11/1/12 (A)	$1,900,000	$1,900,000
VIRGINIA — 0.3%
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.28%, 11/7/12 (A)(B)	200,000	200,000
WASHINGTON — 2.5%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.26%, 11/1/12 (A)	555,000	555,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.25%, 11/1/12 (A)(B)	600,000	600,000
Washington State, HFC, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.24%, 11/7/12 (A)	800,000	800,000
		1,955,000
WYOMING — 1.3%
Lincoln County, Pacificorp. Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 11/7/12 (A)	1,000,000	1,000,000
TOTAL MUNICIPAL OBLIGATIONS		77,700,295
TOTAL INVESTMENTS (Cost $77,700,295) — 101.0%		77,700,295
OTHER ASSETS AND LIABILITIES, NET — (1.0)%		(779,513)
NET ASSETS — 100.0%		$76,920,782

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
October 31, 2012

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2012. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2012, these securities amounted to $1,000,000 or 1.30% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Authority

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.0%
FANNIE MAE — 9.2%
4.75%, 11/19/12 (A)	$40,000,000	$40,089,071
0.37%, 11/23/12 (A)(B)	25,000,000	25,002,580
0.23%, 11/23/12 (A)(B)	8,900,000	8,901,008
0.38%, 12/28/12 (A)	12,557,000	12,560,635
0.75%, 2/26/13 (A)	15,000,000	15,025,507
		101,578,801
FANNIE MAE, DISCOUNT NOTE — 2.3%
0.13%, 11/28/12 (A)(C)	25,000,000	24,997,656
FEDERAL FARM CREDIT BANK — 3.2%
0.18%, 12/5/12 (B)	20,000,000	19,999,816
0.20%, 4/16/13 (B)	15,000,000	14,999,321
		34,999,137
FEDERAL HOME LOAN BANK — 15.0%
0.20%, 11/19/12	5,000,000	5,000,078
0.18%, 12/19/12	25,000,000	24,999,714
0.14%, 1/28/13	7,500,000	7,499,950
0.16%, 2/1/13	5,000,000	4,999,967
0.23%, 4/17/13	7,500,000	7,499,714
0.20%, 4/18/13 (B)	25,000,000	25,000,000
0.24%, 5/16/13	12,500,000	12,500,852
0.21%, 5/15/13 (B)	22,125,000	22,124,004
0.22%, 5/21/13 (B)	25,000,000	25,000,000
0.20%, 6/13/13 (B)	30,000,000	29,997,184
		164,621,463
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 11.0%
0.18%, 11/30/12 (C)	100,000,000	99,992,750
0.09%, 12/17/12 (C)	21,442,000	21,439,534
		121,432,284
FREDDIE MAC — 8.4%
4.13%, 12/21/12 (A)	16,770,000	16,860,921
0.63%, 12/28/12 (A)	30,000,000	30,020,582
0.36%, 1/10/13 (A)(B)	27,710,000	27,720,189
4.50%, 1/15/13 (A)	18,161,000	18,322,789
		92,924,481
FREDDIE MAC, DISCOUNT NOTE — 3.9%
0.13%, 12/10/12 (A)(C)	25,000,000	24,996,615
0.13%, 1/3/13 (A)(C)	18,000,000	17,995,905
		42,992,520
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		583,546,342

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bills
0.09%, 11/1/12 (C)	$40,000,000	$40,000,000
0.09%, 11/8/12 (C)	40,000,000	39,999,615
0.10%, 11/15/12 (C)	20,000,000	19,999,222
0.10%, 1/24/13 (C)	27,000,000	26,993,700
TOTAL U.S. TREASURY OBLIGATIONS		126,992,537
REPURCHASE AGREEMENTS — 35.3%
Counterparty: Bank of Nova Scotia 0.35% dated 10/31/12, due 11/5/12 in the amount of $200,009,722, fully collateralized by various U.S. Treasury obligations, coupon range 0.25% – 4.50%, maturity range 1/15/13 – 10/24/24, value $204,002,040	200,000,000	200,000,000
Counterparty: RBC Capital Markets Corp. 0.22% dated 10/31/12, due 11/1/12 in the amount of $188,529,152, fully collateralized by various U.S. Treasury obligations, coupon range 0.50% – 0.75%, maturity range 10/15/13 – 10/31/17, value $192,298,621	188,528,000	188,528,000
TOTAL REPURCHASE AGREEMENTS		388,528,000
TOTAL INVESTMENTS (Cost $1,099,066,879) — 99.9%		1,099,066,879
OTHER ASSETS AND LIABILITIES, NET — 0.1%		1,389,731
NET ASSETS — 100.0%		$1,100,456,610
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Variable rate security. The rate shown is the current rate on October 31, 2012. Date shown represents the final maturity date.
(C)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 72.6%
U.S. Treasury Bills
0.09%, 11/8/12 (A)	$60,000,000	$59,998,931
0.10%, 11/15/12 (A)	100,000,000	99,996,085
0.13%, 11/23/12 (A)	125,000,000	124,990,260
0.10%, 11/29/12 (A)	70,000,000	69,994,633
0.10%, 12/6/12 (A)	10,000,000	9,999,033
0.13%, 12/13/12 (A)	15,000,000	14,997,734
0.10%, 12/20/12 (A)	10,000,000	9,998,714
0.12%, 1/10/13 (A)	10,000,000	9,997,764
0.10%, 1/17/13 (A)	20,000,000	19,995,915
0.10%, 1/24/13 (A)	20,000,000	19,995,333
0.11%, 1/31/13 (A)	15,000,000	14,996,038
0.13%, 2/28/13 (A)	20,000,000	19,991,405
0.18%, 4/4/13 (A)	10,000,000	9,992,214
		484,944,059
U.S. Treasury Notes
0.50%, 11/30/12	40,000,000	40,011,652
3.88%, 2/15/13	5,000,000	5,053,249
		45,064,901
TOTAL U.S. TREASURY OBLIGATIONS		530,008,960
REPURCHASE AGREEMENTS — 27.4%
Counterparty: Bank of Nova Scotia 0.33% dated 10/31/12, due 11/5/12 in the amount of $100,004,583, fully collateralized by a $100,410,200 U.S. Treasury obligation, coupon 1.00%, maturity 5/15/14, value $102,000,938	100,000,000	100,000,000
Counterparty: RBC Capital Markets Corp. 0.22% dated 10/31/12, due 11/1/12 in the amount of $100,489,614, fully collateralized by various U.S. Treasury obligations, coupon range 0.00% – 0.625%, maturity range 1/24/13 – 8/31/17, value $102,498,850	100,489,000	100,489,000
TOTAL REPURCHASE AGREEMENTS		200,489,000

DESCRIPTION	VALUE
TOTAL INVESTMENTS (Cost $730,497,960) — 100.0%	$730,497,960
OTHER ASSETS AND LIABILITIES, NET — 0.0%	95,588
NET ASSETS — 100.0%	$730,593,548

(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 60.5%
BANKS — 20.8%
Bank of America
7.38%, 5/15/14	$1,384,000	$1,512,210
4.50%, 4/1/15	785,000	840,813
Bank of Nova Scotia
2.15%, 8/3/16 (A)	430,000	452,145
1.85%, 1/12/15	300,000	307,900
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (A)	1,000,000	1,054,900
Deutsche Bank MTN
4.88%, 5/20/13	358,000	366,611
JPMorgan Chase
3.70%, 1/20/15	675,000	714,700
3.40%, 6/24/15	1,270,000	1,344,656
National Australia Bank MTN
2.75%, 3/9/17	750,000	790,417
Nordea Bank
1.75%, 10/4/13 (A)	500,000	505,985
PNC Funding
5.40%, 6/10/14	1,475,000	1,587,736
3.00%, 5/19/14	200,000	207,357
Royal Bank of Canada MTN
1.13%, 1/15/14	580,000	584,831
UBS MTN
2.25%, 8/12/13	650,000	658,442
US Bancorp MTN
1.38%, 9/13/13	565,000	569,571
Wells Fargo
3.75%, 10/1/14	1,830,000	1,942,107
1.50%, 7/1/15	825,000	838,612
Westpac Banking
2.45%, 11/28/16 (A)	220,000	231,990
		14,510,983
CONSUMER DISCRETIONARY — 7.7%
Anheuser-Busch InBev Worldwide
5.38%, 11/15/14	1,280,000	1,404,777
0.80%, 7/15/15	500,000	501,465
Comcast
5.90%, 3/15/16	275,000	319,673
5.85%, 11/15/15	250,000	287,204
Comcast Cable Communications
7.13%, 6/15/13	900,000	935,960

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Diageo Capital
7.38%, 1/15/14	$575,000	$621,035
5.20%, 1/30/13	430,000	435,212
Diageo Capital PLC
1.50%, 5/11/17	150,000	152,937
Home Depot
5.25%, 12/16/13	650,000	685,262
		5,343,525
CONSUMER STAPLES — 3.3%
Coca-Cola
1.50%, 11/15/15	430,000	441,856
CVS Caremark
5.75%, 6/1/17	225,000	270,913
4.88%, 9/15/14	977,000	1,055,603
Kraft Foods
2.63%, 5/8/13	500,000	504,939
		2,273,311
ENERGY — 4.4%
Apache
6.00%, 9/15/13	870,000	911,019
Canadian Natural Resources
5.15%, 2/1/13	250,000	252,802
ConocoPhillips
4.60%, 1/15/15	1,070,000	1,163,650
Husky Energy
5.90%, 6/15/14	170,000	183,549
Occidental Petroleum
2.50%, 2/1/16	353,000	371,973
1.75%, 2/15/17	150,000	155,114
		3,038,107
FINANCIALS — 4.9%
Caterpillar Financial Services MTN
6.20%, 9/30/13	381,000	400,994
ERP Operating
5.13%, 3/15/16‡	400,000	449,659
General Electric Capital MTN
2.10%, 1/7/14	965,000	982,507
1.19%, 8/11/15 (B)	1,600,000	1,604,309
		3,437,469
GAS TRANSMISSION — 5.2%
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,198,000	1,299,856
5.00%, 12/15/13	1,080,000	1,129,636
Nova Gas Transmission
8.50%, 12/15/12	335,000	337,935

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GAS TRANSMISSION (continued)
TransCanada PipeLines
3.40%, 6/1/15	$825,000	$878,845
		3,646,272
HEALTH CARE — 1.1%
Baxter International
5.90%, 9/1/16	500,000	596,526
1.85%, 1/15/17	200,000	206,840
		803,366
INDUSTRIAL — 6.9%
Daimler Finance N.A.
6.50%, 11/15/13	675,000	715,080
1.65%, 4/10/15 (A)	1,375,000	1,394,412
General Dynamics
1.38%, 1/15/15	440,000	446,648
Norfolk Southern
5.26%, 9/17/14	750,000	812,754
Raytheon
1.63%, 10/15/15	256,000	261,531
Union Pacific
5.45%, 1/31/13	495,000	501,038
5.38%, 5/1/14	168,000	179,210
5.13%, 2/15/14	350,000	369,918
4.88%, 1/15/15	120,000	130,670
		4,811,261
TELECOMMUNICATION SERVICES — 2.8%
AT&T
5.10%, 9/15/14	1,000,000	1,083,834
Verizon Communications
2.00%, 11/1/16	800,000	836,168
		1,920,002
UTILITIES — 3.4%
Consolidated Edison Co. of New York
3.85%, 6/15/13	511,000	521,786
Duke Energy Carolinas
5.75%, 11/15/13	430,000	453,021
5.63%, 11/30/12	247,000	247,902
Pacific Gas & Electric
6.25%, 12/1/13	430,000	455,326
Virginia Electric and Power
5.10%, 11/30/12	692,000	694,300
		2,372,335
TOTAL CORPORATE OBLIGATIONS		42,156,631

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 21.3%
Fannie Mae, MBS Pools
12.00%, 8/1/16 to 3/1/17 (C)	$17,958	$18,373
10.00%, 2/1/25 (C)	12,160	13,968
9.50%, 8/1/22 (C)	6,556	7,470
8.50%, 9/1/15 (C)	35,937	38,697
8.00%, 4/1/15 to 1/1/16 (C)	130,679	139,120
7.50%, 7/1/13 to 3/1/31 (C)	187,908	200,011
7.00%, 11/1/14 to 7/1/31 (C)	224,973	244,889
6.50%, 1/1/13 to 11/1/37 (C)	1,981,440	2,214,091
6.00%, 4/1/14 to 9/1/24 (C)	1,105,103	1,213,348
5.50%, 6/1/18 to 6/1/24 (C)	1,619,274	1,753,319
5.00%, 3/1/23 (C)	30,904	33,577
4.50%, 5/1/18 to 1/1/19 (C)	517,360	557,911
4.00%, 5/1/23 (C)	204,826	220,907
3.60%, 1/1/16 (B)(C)	11,149	11,975
Freddie Mac, MBS Pools
12.00%, 7/1/20 (C)	4,074	4,170
9.00%, 6/1/16 to 7/1/30 (C)	15,530	18,743
8.00%, 5/1/15 to 2/1/17 (C)	37,739	40,406
7.00%, 12/1/14 to 7/1/17 (C)	331,140	359,193
6.50%, 6/1/14 to 2/1/19 (C)	56,292	64,558
6.00%, 11/1/17 to 8/1/24 (C)	422,779	460,223
5.50%, 4/1/13 to 2/1/37 (C)	2,450,474	2,666,150
5.00%, 10/1/23 (C)	77,271	83,842
4.50%, 4/1/21 to 1/1/25 (C)	77,561	82,994
Ginnie Mae, MBS Pools
8.00%, 10/15/25	37,407	38,786
7.50%, 9/15/13	157	158
7.00%, 12/15/23 to 12/15/38	902,417	1,012,491
6.50%, 10/15/13 to 7/15/29	75,066	82,061
6.00%, 2/15/14 to 2/15/32	844,332	927,535
5.50%, 6/15/14 to 10/15/23	1,095,832	1,185,753
4.50%, 11/15/23 to 7/15/24	922,312	1,008,293
4.00%, 3/15/19	166,871	181,931
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		14,884,943
U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Notes
1.38%, 11/30/15	2,900,000	2,985,866
1.00%, 10/31/16	650,000	661,578
0.50%, 10/15/14	1,175,000	1,179,727
0.38%, 3/15/15	3,000,000	3,003,048
TOTAL U.S. TREASURY OBLIGATIONS		7,830,219

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2012

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 4.2%
Province of Manitoba Canada
2.63%, 7/15/15	$610,000	$644,770
Province of New Brunswick Canada
6.75%, 8/15/13	860,000	902,054
Province of Nova Scotia Canada
2.38%, 7/21/15	870,000	911,934
Province of Quebec Canada
4.60%, 5/26/15	430,000	474,376
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,933,134
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	125,523
TOTAL MUNICIPAL OBLIGATIONS		125,523
REPURCHASE AGREEMENT — 1.9%
Counterparty: Bank of Nova Scotia 0.35% dated 10/31/12, due 11/5/12 in the amount of $1,314,064, fully collateralized by a $1,342,400 U.S. Treasury obligation, coupon 0.25%, maturity 2/15/15, value $1,340,376	1,314,000	1,314,000
TOTAL REPURCHASE AGREEMENT		1,314,000
TOTAL INVESTMENTS (Cost $68,304,692) — 99.3%		69,244,450
OTHER ASSETS AND LIABILITIES, NET — 0.7%		490,017
NET ASSETS — 100.0%		$69,734,467

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2012, these securities amounted to $3,639,432 or 5.22% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on October 31, 2012. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
‡	Real Estate Investment Trust

GO — General Obligation

MTN — Medium Term Note

MBS — Mortgage Backed Security

N.A. — National Association

PLC — Public Limited Company

Please see accompanying notes to financial statements.

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund and TDAM Short-Term Bond Fund (five of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund and TDAM Short-Term Bond Fund of TD Asset Management USA Funds Inc. at October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 17, 2012

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company's Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of December 6, 2012.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
LAWRENCE J. TOAL c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 75	Chairman and Director	Since 12/12/95	Retired.	10	None.
PETER B.M. EBY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 75	Director	Since 6/6/02	Retired.	10	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 61	Director	Since: 12/18/08	Consultant, financial services attorney and real estate investor; teacher at Empire State College from March 2008 through September 2010; senior advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Member of the Nominating Committee 2004 to 2011, Member of the Finance Committee and Chair of Long Range Planning Committee since 2010, and Member of the Dean Search Committee in 2011; Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	10	None.
DONALD J. HERREMA c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 60	Director	Since: 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm), 2004; Senior Advisor of Stone Point Capital (private equity investment firm) since 2008; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008.	10	Director of Lepercq, de Neuflize and Co. since 2009.
Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 61	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	10	Director of Ontario Teachers’ Pension Plan Board since 2012.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2012.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Directors and Officers Information
(Unaudited) (concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 49	President and Chief Executive Officer	Since: 12/6/11	Chief Operating Officer of TD Asset Management Inc. since September 2010; Vice Chair of TD Asset Management Inc. since 2007; Officer of the Investment Manager since April 2010 and Chief Operating Officer of the Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 48	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 44	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director of SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 41	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES* c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 59	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc..
MICHELE R. TEICHNER c/o TDAM USA Inc. 31 West 52nd Street New York, NY 10019 Age: 53	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.
*	Effective March 2012, Jack Huntington has resigned as Secretary of the Company and Curtis Barnes has been appointed to the position of Secretary of the Company.

(This page intentionally left blank)

(This page intentionally left blank)

TDAMANN02

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal who are each “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2011 - $ 271,400

2012 - $ 234,400

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2011 - $0

2012 - $0

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2011 - $ 115,500

2012 - $ 111,800

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2011 - $0

2012 - $0

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2011 - 0%

2012 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2011- $115,500

2012- $111,800

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date January 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date January 3, 2013

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date January 3, 2013

* Print the name and title of each signing officer under his or her signature.